                                             1933 Act Registration No. 002-74747
                                             1940 Act Registration No. 811-03313
================================================================================


    As filed with the Securities and Exchange Commission on January 30, 2006

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                 Pre-Effective Amendment No.                                 [ ]
                 Post-Effective Amendment No. 56                             [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                 Amendment No. 56                                            [X]
                        (Check appropriate box or boxes)

                           FIRST AMERICAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 NICOLLET MALL
                          MINNEAPOLIS, MINNESOTA 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-3738
              (Registrant's Telephone Number, including Area Code)

                              KATHLEEN L. PRUDHOMME
                       U.S. BANCORP ASSET MANAGEMENT, INC.
                          800 NICOLLET MALL, BC-MN-H05F
                        MINNEAPOLIS, MINNESOTA 55402-7020
                     (Name and Address of Agent for Service)

                                    Copy to:
                                  JAMES D. ALT
                              DORSEY & WHITNEY LLP
                        50 SOUTH SIXTH STREET, SUITE 1500
                          MINNEAPOLIS, MINNESOTA 55402

Approximate Date of Proposed Public Offering: As soon as possible following the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on (date) pursuant to paragraph (b) of Rule 485
     [X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485


================================================================================

                                               March 31, 2006

                                               Prospectus
                                               First American Funds, Inc.

                                               ASSET CLASS - MONEY MARKET FUNDS

                                MONEY MARKET FUNDS


                     INSTITUTIONAL INVESTOR SHARES


                                               GOVERNMENT OBLIGATIONS FUND
                                               PRIME OBLIGATIONS FUND
                                               TAX FREE OBLIGATIONS FUND
                                               TREASURY OBLIGATIONS FUND
                                               U.S. TREASURY MONEY MARKET FUND

                                               As with all mutual funds, the
                                               Securities and Exchange
                                               Commission has not approved or
                                               disapproved the shares of these
                                               funds, or determined if the
                                               information in this prospectus is
                                               accurate or complete. Any
                                               statement to the contrary is a
                                               criminal offense.

(FIRST AMERICAN FUNDS LOGO)

TABLE OF
CONTENTS

FUND SUMMARIES
    Introduction                                                       1
    Objectives and Principal Investment Strategies                     2
       Government Obligations Fund                                     2
       Prime Obligations Fund                                          2
       Tax Free Obligations Fund                                       2
       Treasury Obligations Fund                                       3
       U.S. Treasury Money Market Fund                                 3
    Principal Risks                                                    4
    Fund Performance                                                   5
    Fees and Expenses                                                  7
POLICIES AND SERVICES
    Purchasing and Redeeming Shares                                    8
    Managing Your Investment                                          10
ADDITIONAL INFORMATION
    Management                                                        11
    More About the Funds                                              12
    Financial Highlights                                              13
FOR MORE INFORMATION                                          Back Cover

Fund Summaries
INTRODUCTION

          This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

          AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

          THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                              1
                           Prospectus - First American Money Market Funds
                                        Institutional Investor Shares

Fund Summaries
OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

GOVERNMENT OBLIGATIONS FUND

OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. government securities. The fund will provide shareholders with at least 60 days notice before changing this policy.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

PRIME OBLIGATIONS FUND

OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

- securities issued by the U.S. government or one of its agencies or instrumentalities.
- U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances).

- commercial paper.

- non-convertible corporate debt securities.

- loan participation interests.

- repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

TAX FREE OBLIGATIONS FUND

OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

- general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.


                              2
                           Prospectus - First American Money Market Funds
                                        Institutional Investor Shares

Fund Summaries

OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES CONTINUED

- revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

TREASURY OBLIGATIONS FUND

OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

U.S. TREASURY MONEY MARKET FUND

OBJECTIVE

U.S. Treasury Money Market Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturity.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.


                              3
                           Prospectus - First American Money Market Funds
                                        Institutional Investor Shares

Fund Summaries
PRINCIPAL RISKS

The principal risks of investing in the funds include:

Risks that Apply to All Funds

- Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security or repurchase agreement held by a fund or, with respect to Government Obligations Fund and Treasury Obligations Fund, a default on a securities lending transaction entered into by the fund, could cause the value of your investment to decline.

- The level of income you receive from a fund will be affected by movements in short-term interest rates.

Additional Risks that Apply to Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund

- Government Obligations Fund invests solely in U.S. government securities and repurchase agreements secured by those securities, Treasury Obligations Fund invests solely in U.S. Treasury obligations and repurchase agreements secured by those securities and U.S. Treasury Money Market Fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations. These funds may offer less income than money market funds investing in other high-quality money market securities.

Additional Risks that Apply to Government Obligations Fund and Treasury Obligations Fund

- When Government Obligations Fund or Treasury Obligations Fund loan their portfolio securities, they will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the funds risk a delay in the recovery of the loaned securities. To reduce this risk, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

Additional Risks that Apply to Prime Obligations Fund

- Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Additional Risks that Apply to Tax Free Obligations Fund

- The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Additional Risks that Apply to U.S. Treasury Money Market Fund

- If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.


                              4
                           Prospectus - First American Money Market Funds
                                        Institutional Investor Shares

Fund Summaries
FUND PERFORMANCE

The following illustrations provide you with information on each fund's volatility and performance. Of course, a fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar charts show you how performance of each fund's shares has varied from year to year. The tables illustrate each fund's average annual total returns over different time periods. Both the charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, each fund's performance would be reduced.


Because Institutional Investor shares have not been offered prior to the date of this prospectus, all performance information is for the funds' Class Y shares, which are offered through another prospectus. For each fund, Institutional Investor and Class Y shares are invested in the same portfolio of securities, but Institutional Investor share returns are expected to be higher due to expected lower operating expenses.


GOVERNMENT OBLIGATIONS FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (CLASS Y)

(BAR CHART)

1996                                                                             5.13%
1997                                                                             5.26%
1998                                                                             5.15%
1999                                                                             4.77%
2000                                                                             6.05%
2001                                                                             3.78%
2002                                                                             1.48%
2003                                                                             0.79%
2004                                                                             0.96%
2005                                                                             2.80%

Best Quarter:
Quarter ended                                       December 31, 2000          1.56%
Worst Quarter:
Quarter ended                                       June 30, 2004              0.16%


AVERAGE ANNUAL TOTAL RETURNS                                Inception
AS OF 12/31/05                                                   Date         One Year         Five Years         Ten Years
---------------------------------------------------------------------------------------------------------------------------
Government Obligations Fund (Class Y)                          3/1/90            2.80%              1.96%             3.60%
---------------------------------------------------------------------------------------------------------------------------





PRIME OBLIGATIONS FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (CLASS Y)

(BAR CHART)

1996                                                                             5.23%
1997                                                                             5.39%
1998                                                                             5.32%
1999                                                                             4.96%
2000                                                                             6.16%
2001                                                                             3.91%
2002                                                                             1.52%
2003                                                                             0.82%
2004                                                                             0.99%
2005                                                                             2.80%

Best Quarter:
Quarter ended                                       December 31, 2000          1.54%.
Worst Quarter:
Quarter ended                                       June 30, 2004              0.17%


AVERAGE ANNUAL TOTAL RETURNS                                Inception
AS OF 12/31/05                                                   Date         One Year         Five Years         Ten Years
---------------------------------------------------------------------------------------------------------------------------
Prime Obligations Fund (Class Y)                               3/1/90            2.80%              2.00%             3.69%
---------------------------------------------------------------------------------------------------------------------------






                              5
                      Prospectus - First American Money Market Funds
                                   Institutional Investor Shares

Fund Summaries

FUND PERFORMANCE CONTINUED

TAX FREE OBLIGATIONS FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (CLASS Y)(1)

(BAR CHART)

1996                                                                             3.06%
1997                                                                             3.26%
1998                                                                             3.12%
1999                                                                             2.90%
2000                                                                             3.77%
2001                                                                             2.37%
2002                                                                             1.06%
2003                                                                             0.64%
2004                                                                             0.80%
2005                                                                             1.96%

Best Quarter:
Quarter ended                                       December 31, 2000          0.99%
Worst Quarter:
Quarter ended                                       September 30, 2003         0.12%


AVERAGE ANNUAL TOTAL RETURNS                               Inception
AS OF 12/31/05(1)                                               Date         One Year         Five Years         Ten Years
--------------------------------------------------------------------------------------------------------------------------
Tax Free Obligations Fund (Class Y)                           1/9/95            1.96%              1.37%             2.29%
--------------------------------------------------------------------------------------------------------------------------



(1)Performance presented prior to 11/25/97 is that of Qualivest Tax-Free Money Market Fund.


TREASURY OBLIGATIONS FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (CLASS Y)

(BAR CHART)

1996                                                                             5.05%
1997                                                                             5.20%
1998                                                                             5.10%
1999                                                                             4.64%
2000                                                                             5.85%
2001                                                                             3.64%
2002                                                                             1.42%
2003                                                                             0.72%
2004                                                                             0.90%
2005                                                                             2.70%

Best Quarter:
Quarter ended                                       December 31, 1997          1.31%
Worst Quarter:
Quarter ended                                       June 30, 2004              0.15%


AVERAGE ANNUAL TOTAL RETURNS                                Inception
AS OF 12/31/05                                                   Date         One Year         Five Years         Ten Years
---------------------------------------------------------------------------------------------------------------------------
Treasury Obligations Fund (Class Y)                           1/24/95            2.70%              1.87%             3.51%
---------------------------------------------------------------------------------------------------------------------------



U.S. TREASURY MONEY MARKET FUND


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (CLASS Y)

(BAR CHART)

2005                                                                             2.52%


Best Quarter:
Quarter ended                                       December 31, 2005          0.79%
Worst Quarter:
Quarter ended                                       March 31, 2005             0.43%



AVERAGE ANNUAL TOTAL RETURNS                                         Inception                              Since
AS OF 12/31/05                                                            Date         One Year         Inception
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund (Class Y)                             10/25/04            2.52%             2.37%
-----------------------------------------------------------------------------------------------------------------



                              6
                      Prospectus - First American Money Market Funds
                                   Institutional Investor Shares

Fund Summaries
FEES AND EXPENSES

The funds do not impose any sales charges (loads) or other fees when you buy or sell shares. However, when you hold shares of a fund you indirectly pay a portion of the fund's operating expenses since these expenses are deducted from fund assets.


                                           GOVERNMENT         PRIME      TAX FREE      TREASURY   U.S. TREASURY
                                          OBLIGATIONS   OBLIGATIONS   OBLIGATIONS   OBLIGATIONS    MONEY MARKET
                                                 FUND          FUND          FUND          FUND            FUND
-----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)
-----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load)                 None          None          None          None           None
  Maximum Deferred Sales Charge (Load)        None          None          None          None           None
-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES as a % of average net assets
(expenses that are deducted from fund assets)
-----------------------------------------------------------------------------------------------------------------
  Management Fees                            0.10%         0.10%         0.10%         0.10%          0.10%
  Distribution and/or Service (12b-1)
  Fees                                        None          None          None          None           None
  Other Expenses:
    Shareholder Servicing Fee                0.10%         0.10%         0.10%         0.10%          0.10%
    Miscellaneous                            0.15%         0.15%         0.15%         0.15%          0.17%
  Total Annual Fund Operating
  Expenses(1,2)                              0.35%         0.35%         0.35%         0.35%          0.37%
-----------------------------------------------------------------------------------------------------------------



(1)Because Institutional Investor shares have not been offered prior to the date of this prospectus, Total Annual Fund Operating Expenses are based on estimated amounts for the fund's current fiscal year, without reduction for any expense reimbursement or fee waivers.



(2)The advisor has contractually agreed to waive fees and reimburse other fund expenses until October 31, 2006, so that net expenses do not exceed 0.30% for any fund. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the funds' board of directors.


EXAMPLES

The following examples are intended to help you compare the cost of investing in a fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                                        1 Year      3 Years      5 Years     10 Years
-----------------------------------------------------------------------------------------------------
 Government Obligations Fund                               $31         $107         $191         $438
-----------------------------------------------------------------------------------------------------
 Prime Obligations Fund                                    $31         $107         $191         $438
-----------------------------------------------------------------------------------------------------
 Tax Free Obligations Fund                                 $31         $107         $191         $438
-----------------------------------------------------------------------------------------------------
 Treasury Obligations Fund                                 $31         $107         $191         $438
-----------------------------------------------------------------------------------------------------
 U.S. Treasury Money Market Fund                           $31         $112         $201         $461



                              7
                      Prospectus - First American Money Market Funds
                                   Institutional Investor Shares

Policies and Services
PURCHASING AND REDEEMING SHARES

GENERAL

You may purchase or redeem shares of the funds on any day when the New York Stock Exchange (NYSE) is open. Purchases and redemptions may be restricted in the event of an early or unscheduled close of the NYSE. Even if the NYSE is closed, the funds will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the funds' portfolio instruments are open, and the funds' management believes there is an adequate market to meet purchase and redemption requests.

Your purchase or redemption price will be based on that day's net asset value
(NAV) per share if your order is received by the funds in proper form prior to the time the fund calculates its NAV. See "Calculating Net Asset Value" below. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase and Redeem Shares."

Some financial institutions may charge a fee for helping you purchase or redeem shares. Contact your financial institution for more information.

EXCESSIVE TRADING OF FUND SHARES

In general, funds in the First American fund family discourage short-term trading or frequent purchases and redemptions of their shares. The funds' Board of Directors has adopted policies and procedures designed to detect and deter trading in First American fund shares that may be disadvantageous to fund shareholders. Frequent purchases and redemptions of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing fund expenses and disrupting portfolio investment strategies. In addition, short-term traders may seek to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares, to the disadvantage of other shareholders. This latter danger does not apply to money market funds, which attempt to maintain a stable net asset value of $1.00 per share. In addition, the money market funds in the First American fund family are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem these shares on a frequent basis. Accordingly, the policies and procedures adopted by the board of directors do not discourage short-term trading or frequent purchases and redemptions of money market fund shares and each money market fund accommodates frequent trading.

SHARE CLASSES


The funds issue their shares in multiple classes. This prospectus offers Institutional Investor shares.



Institutional Investor shares are only available to certain accounts for which U.S. Bank National Association ("U.S. Bank") acts in a fiduciary, agency, or custodial capacity. Institutional Investor shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.10%.


SHAREHOLDER SERVICING PLAN


Each fund has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Institutional Investor shares. Under this plan and agreement, each fund pays U.S. Bancorp Asset Management, Inc. a shareholder servicing fee at an annual rate of 0.10% of average daily Institutional Investor share net assets for providing or arranging for the provision of shareholder services to the holders of Institutional Investor shares. No distribution-related services are provided under this plan and agreement.


ADDITIONAL PAYMENTS TO INSTITUTIONS


The advisor and/or the distributor may pay additional compensation to U.S. Bank out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of U.S. Bank's customers. The amounts of these payments may be significant, and may create an incentive for U.S. Bank or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the Fund Summaries section of the prospectus because they are not paid by the funds.



These payments are negotiated and may be based on such factors as the number or value of shares that U.S. Bank sells or may sell; the value of the assets invested in the funds by U.S. Bank's customers; lump sum payment for services provided; the type and nature of services or support furnished by U.S. Bank; and/or other measures as determined from time to time by the advisor and/or distributor.



The advisor and/or distributor may make other payments or allow other promotional incentives to U.S. Bank to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



You can ask U.S. Bank for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions U.S. Bank charges. You can also find more details about payments made by the advisor and/or the distributor in the Statement of Additional Information.


CALCULATING NET ASSET VALUE

The funds generally calculate their NAV per share as of the time specified in the table below every day the New York Stock Exchange is open, except that the NAV for Government


                              8
                           Prospectus - First American Money Market Funds
                                        Institutional Investor Shares

Policies and Services

PURCHASING AND REDEEMING SHARES CONTINUED

Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund will be calculated at 1:00 p.m. Central time on the business day after Thanksgiving Day and on the business day preceding each of the following holidays: New Year's Day; Martin Luther King Day; President's Day; Good Friday; Memorial Day; U.S. Independence Day; Labor Day; Columbus Day; Veterans Day; Thanksgiving Day and Christmas (each, an "Early Close"). These are days on which the bond markets generally close early. Purchase and redemption orders received after 1:00 p.m. Central time on an Early Close will be processed after the closing time on the next business day.

                                        Deadline for orders
                                          to be received in
                                       order to receive the
                                          current day's NAV
-----------------------------------------------------------
Government Obligations Fund          3:30 p.m. Central time
Prime Obligations Fund               3:30 p.m. Central time
Tax Free Obligations Fund           11:30 a.m. Central time
Treasury Obligations Fund            3:30 p.m. Central time
U.S. Treasury Money Market Fund     12:00 p.m. Central time

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.

HOW TO PURCHASE AND REDEEM SHARES

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box may not be accepted. We may also ask for other identifying documents or information.


You may purchase or redeem shares by calling your representative at U.S. Bank.



When purchasing shares, payment must be made by wire transfer, which can be arranged by your U.S. Bank representative.


You cannot purchase shares by wire on days when federally chartered banks are closed.

If a fund receives a redemption request by the time the fund calculates its NAV, as specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.


                              9
                           Prospectus - First American Money Market Funds
                                        Institutional Investor Shares

Policies and Services
MANAGING YOUR INVESTMENT

STAYING INFORMED

Shareholder Reports.   Shareholder reports are mailed twice a year, in October
and April. They include financial statements and performance information, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in your account
are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily and paid monthly. If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the funds will not be eligible for the maximum 15% tax rate that applies to "qualified dividend income."

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.


                              10
                           Prospectus - First American Money Market Funds
                                        Institutional Investor Shares

Additional Information
MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2005, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account fee waivers, for the funds' most recently completed fiscal period.

                                Management fee as a % of
                                average daily net assets
--------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND              0.05%
PRIME OBLIGATIONS FUND                   0.08%
TAX FREE OBLIGATIONS FUND                0.05%
TREASURY OBLIGATIONS FUND                0.05%
U.S. TREASURY MONEY MARKET
  FUND                                   0.03%
--------------------------------------------------------

A discussion regarding the basis for the board of directors' approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal period ended August 31, 2005.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor
U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation in connection with the following:

Custody Services.   U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund's average daily net assets.

Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S.
Bancorp Fund Services, LLC (Fund Services), act as the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund's pro rata portion of up to 0.10%, on an annual basis, of the aggregate average daily net assets of the First American Funds, Inc. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time.


Transfer Agency Services.   Fund Services provides transfer agency and dividend
disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services based upon the number of share classes and shareholder accounts maintained. In addition, it receives 0.05% of the relevant fund's average daily net assets attributable to Institutional Investor shares for providing certain shareholder services and to reimburse it for making payments to certain financial institutions that maintain and provide services to omnibus accounts.



Securities Lending Services.   In connection with lending their portfolio
securities, Government Obligations Fund and Treasury Obligations Fund pay fees to U.S. Bancorp Asset Management which are equal to 32% of each fund's income from these securities lending transactions.



Shareholder Servicing Fees.   Each fund pays U.S. Bancorp Asset Management a
shareholder servicing fee at an annual rate of 0.10% of its average daily net assets attributable to Institutional Investor shares for providing or arranging for the provision of shareholder services to the holders of its Institutional Investor shares.


PORTFOLIO MANAGEMENT

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.


                              11
                           Prospectus - First American Money Market Funds
                                        Institutional Investor Shares

Additional Information
MORE ABOUT THE FUNDS

INVESTMENT STRATEGIES

The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including each of the other money market funds advised by the funds' investment advisor. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund's investment advisor, the investment advisor reimburses the fund an amount equal to the fund's proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

INVESTMENT APPROACH

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of each fund's total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund's advisor.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' Statement of Additional Information.


                              12
                           Prospectus - First American Money Market Funds
                                        Institutional Investor Shares

Additional Information
FINANCIAL HIGHLIGHTS


Because Institutional Investor shares have not been offered prior to the date of this prospectus, the tables that follow present performance information about the Class Y shares of each fund, which are offered through another prospectus. Institutional Investor and Class Y shares of each fund are invested in the same portfolio of securities; however, Institutional Investor shares are expected to have lower operating expenses than Class Y shares. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's or share class's operations. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.


This information has been derived from financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

GOVERNMENT OBLIGATIONS FUND

                                             Fiscal period
                                                 ended                           Fiscal year ended September 30,
                                           August 31, 2005(1)       2004          2003          2002          2001         2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period           $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $   1.00
                                               ----------        ----------    ----------    ----------    ----------    --------
Net Investment Income                               0.020             0.007         0.009         0.017         0.047       0.056
Dividends (from net investment income)             (0.020)           (0.007)       (0.009)       (0.017)       (0.047)     (0.056)
                                               ----------        ----------    ----------    ----------    ----------    --------
Net Asset Value, End of Period                 $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $   1.00
                                               ==========        ==========    ==========    ==========    ==========    ========
Total Return(2)                                      2.01%             0.75%         0.93%         1.71%         4.84%       5.75%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                $2,458,316        $1,702,220    $1,550,445    $1,562,880    $1,041,700    $937,230
Ratio of Expenses to Average Net Assets              0.45%             0.45%         0.45%         0.45%         0.45%       0.45%
Ratio of Net Investment Income to Average
 Net Assets                                          2.22%             0.75%         0.93%         1.68%         4.75%       5.59%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                 0.50%             0.50%         0.51%         0.51%         0.51%       0.51%
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                      2.17%             0.70%         0.87%         1.62%         4.69%       5.53%
---------------------------------------------------------------------------------------------------------------------------------

(1)For the eleven-month period ended August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.


                              13
                      Prospectus - First American Money Market Funds
                                   Institutional Investor Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED

PRIME OBLIGATIONS FUND

                                           Fiscal period
                                               ended                            Fiscal year ended September 30,
                                         August 31, 2005(1)       2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period         $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                             ----------        ----------    ----------    ----------    ----------    ----------
Net Investment Income                             0.020             0.008         0.010         0.017         0.048         0.057
Dividends (from net investment income)           (0.020)           (0.008)       (0.010)       (0.017)       (0.048)       (0.057)
                                             ----------        ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period               $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                             ==========        ==========    ==========    ==========    ==========    ==========
Total Return(2)                                    2.03%             0.78%         0.97%         1.76%         4.96%         5.90%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)              $4,943,677        $5,309,431    $6,830,595    $8,666,782    $7,577,143    $6,431,029
Ratio of Expenses to Average Net Assets            0.48%             0.48%         0.48%         0.48%         0.48%         0.47%
Ratio of Net Investment Income to
 Average Net Assets                                2.18%             0.76%         0.98%         1.73%         4.78%         5.75%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                               0.50%             0.50%         0.50%         0.51%         0.50%         0.51%
Ratio of Net Investment Income to
 Average Net Assets (excluding waivers)            2.16%             0.74%         0.96%         1.70%         4.76%         5.71%
---------------------------------------------------------------------------------------------------------------------------------

(1)For the eleven-month period ended August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.

TAX FREE OBLIGATIONS FUND

                                                    Fiscal period
                                                        ended                       Fiscal year ended September 30,
                                                  August 31, 2005(1)      2004        2003        2002        2001        2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                   $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                       --------         --------    --------    --------    --------    --------
Net Investment Income                                     0.015            0.006       0.008       0.011       0.029       0.035
Dividends (from net investment income)                   (0.015)          (0.006)     (0.008)     (0.011)     (0.029)     (0.035)
                                                       --------         --------    --------    --------    --------    --------
Net Asset Value, End of Period                         $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                       ========         ========    ========    ========    ========    ========
Total Return(2)                                            1.50%            0.65%       0.76%       1.16%       3.02%       3.59%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                        $875,414         $768,269    $880,685    $584,132    $443,276    $375,891
Ratio of Expenses to Average Net Assets                    0.45%            0.45%       0.45%       0.45%       0.45%       0.45%
Ratio of Net Investment Income to Average Net
 Assets                                                    1.62%            0.63%       0.72%       1.14%       2.93%       3.53%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                       0.50%            0.50%       0.50%       0.51%       0.51%       0.51%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                                1.57%            0.58%       0.67%       1.08%       2.87%       3.47%
--------------------------------------------------------------------------------------------------------------------------------

(1)For the eleven-month period ended August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

(2)Total return would have been lower had certain expenses not been waived.


                              14
                      Prospectus - First American Money Market Funds
                                   Institutional Investor Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED

TREASURY OBLIGATIONS FUND

                                           Fiscal period
                                               ended                            Fiscal year ended September 30,
                                         August 31, 2005(1)       2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period         $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                             ----------        ----------    ----------    ----------    ----------    ----------
Net Investment Income                             0.019             0.007         0.009         0.016         0.046         0.054
Dividends (from net investment income)           (0.019)           (0.007)       (0.009)       (0.016)       (0.046)       (0.054)
                                             ----------        ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period               $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                             ==========        ==========    ==========    ==========    ==========    ==========
Total Return(2)                                    1.93%             0.69%         0.86%         1.64%         4.70%         5.53%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)              $3,178,640        $2,838,253    $3,570,394    $2,996,616    $2,929,764    $2,065,655
Ratio of Expenses to Average Net Assets            0.45%             0.45%         0.45%         0.45%         0.45%         0.45%
Ratio of Net Investment Income to
 Average Net Assets                                2.10%             0.68%         0.85%         1.62%         4.48%         5.39%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                               0.50%             0.50%         0.51%         0.51%         0.51%         0.51%
Ratio of Net Investment Income to
 Average Net Assets (excluding waivers)            2.05%             0.63%         0.79%         1.56%         4.42%         5.33%
---------------------------------------------------------------------------------------------------------------------------------

(1)For the eleven-month period ended August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

(2)Total return would have been lower had certain expenses not been waived.

U.S. TREASURY MONEY MARKET FUND

                                                                  Fiscal period
                                                                      ended
                                                                August 31, 2005(1)
----------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                 $   1.00
                                                                     --------
Net Investment Income                                                   0.017
Dividends (from net investment income)                                 (0.017)
                                                                     --------
Net Asset Value, End of Period                                       $   1.00
                                                                     ========
Total Return(2)                                                          1.75%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                      $201,687
Ratio of Expenses to Average Net Assets                                  0.45%
Ratio of Net Investment Income to Average Net Assets                     2.08%
Ratio of Expenses to Average Net Assets (excluding waivers)              0.52%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                     2.01%
----------------------------------------------------------------------------------

(1)Commenced operations on October 25, 2004. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.


                              15
                      Prospectus - First American Money Market Funds
                                   Institutional Investor Shares

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American funds' Internet Web site.

FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, 100 F Street N.E., Washington, D.C. 20549. For more information, call 1-202-551-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.


FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330


U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.


PROMMII 3/06


SEC file number: 811-03313



                                   (FIRST AMERICAN FUNDS LOGO)

                           FIRST AMERICAN FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 31, 2006



                           GOVERNMENT OBLIGATIONS FUND
                             PRIME OBLIGATIONS FUND
                            TAX FREE OBLIGATIONS FUND
                            TREASURY OBLIGATIONS FUND
                         U.S. TREASURY MONEY MARKET FUND



         This Statement of Additional Information relates to Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (collectively, the "Funds"), each of which is a series of First American Funds, Inc. ("FAF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' current Prospectuses dated March 31, 2006 (Institutional Investor shares only) and October 31, 2005 (all other share classes). The financial statements included as part of the Funds' Annual Report to shareholders for the fiscal period ended August 31, 2005 are incorporated by reference into this Statement of Additional Information. This Statement of Additional Information is incorporated into the Funds' Prospectuses by reference. To obtain copies of Prospectuses or the Funds' Annual Report at no charge, write the Funds' distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at 800 677-FUND. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                                                               PAGE
GENERAL INFORMATION......................................................................................         1

INVESTMENT RESTRICTIONS..................................................................................         2
         Fundamental Investment Restrictions.............................................................         2
         Non-Fundamental Investment Restrictions.........................................................         3
         Additional Restrictions.........................................................................         3
         Nonpublic Disclosure............................................................................         4

ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS.......................................................         4
         Municipal Securities............................................................................         5
         Funding Agreements..............................................................................         6
         Loan Participations.............................................................................         6
         Section 4(2) and Rule 144A Securities...........................................................         6
         Foreign Securities..............................................................................         6
         United States Government Securities.............................................................         7
         Repurchase Agreements...........................................................................         7
         Credit Enhancement Agreements...................................................................         7
         Put Options.....................................................................................         8
         Variable and Floating Rate Obligations..........................................................         8
         Bank Obligations................................................................................         8
         Lending of Portfolio Securities.................................................................         8
         Asset-Backed Securities.........................................................................         9
         When-Issued and Delayed Delivery Securities.....................................................         9
         Money Market Funds..............................................................................         9

PORTFOLIO TURNOVER.......................................................................................         9

DIRECTORS AND EXECUTIVE OFFICERS.........................................................................        10
         Independent Directors...........................................................................        10
         Executive Officers..............................................................................        11
         Standing Committees of the Board of Directors...................................................        13
         Fund Shares Owned by the Directors..............................................................        15
         Compensation....................................................................................        15

CODE OF ETHICS...........................................................................................        16

INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS.....................................................        17
         Investment Advisor..............................................................................        17
         Additional Payments to Financial Institutions...................................................        18
         Administrator...................................................................................        20
         Transfer Agent..................................................................................        21
         Distributor.....................................................................................        22
         Custodian and Independent Registered Public Accounting Firm.....................................        25

PROXY VOTING.............................................................................................        25

PORTFOLIO TRANSACTIONS...................................................................................        25

CAPITAL STOCK............................................................................................        26

NET ASSET VALUE AND PUBLIC OFFERING PRICE................................................................        33

VALUATION OF PORTFOLIO SECURITIES........................................................................        34

TAXES    ................................................................................................        35

ADDITIONAL INFORMATION ABOUT PURCHASING AND REDEEMING SHARES.............................................        35
         Additional Charges..............................................................................        35
         Redeeming Shares By Telephone...................................................................        36
         Redeeming Shares By Mail........................................................................        36
         Redeeming Shares By Checking Account--Class A Shares Only.......................................        37
         Redemption Before Purchase Instruments Clear....................................................        37
         Systematic Exchange Program.....................................................................        37

SHORT-TERM RATINGS.......................................................................................        37

FINANCIAL STATEMENTS.....................................................................................        38

                               GENERAL INFORMATION

         First American Funds, Inc. ("FAF") was incorporated in the State of Minnesota under the name "First American Money Fund, Inc." The board of directors and shareholders, at meetings held December 6, 1989 and January 18, 1990, respectively, approved amendments to the Articles of Incorporation providing that the name "First American Money Fund, Inc." be changed to "First American Funds, Inc."

         As set forth in the Prospectuses, FAF is organized as a series fund, and currently issues its shares in five series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAF to which this Statement of Additional Information relates are named on the cover. These series are referred to in this Statement of Additional Information as the "Funds," and each individually as a "Fund."

         Shareholders may purchase shares of each Fund through separate classes. Prime Obligations Fund offers its shares in nine classes: Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, Institutional Investor and Piper Jaffray shares. Government Obligations Fund and Tax Free Obligations Fund offer their shares in six classes: Class A, Class D, Class Y, Class Z, Institutional Investor and Piper Jaffray shares. Treasury Obligations Fund offers its shares in seven classes: Class A, Class D, Class Y, Class Z, Institutional Investor, Reserve and Piper Jaffray shares. U.S. Treasury Money Market Fund offers its shares in five classes: Class A, Class D, Class Y, Class Z and Institutional Investor shares. Prior to December 1, 2003, the Piper Jaffray shares were named "Class A" shares and the Class A shares were named "Class S" shares. The various classes provide for variations in distribution costs, voting rights and dividends. To the extent permitted under the 1940 Act, as amended (the "1940 Act"), the Funds may also provide for variations in other costs among the classes. Except for differences among the classes pertaining to such costs, each share of each Fund represents an equal proportionate interest in that Fund. Each of the Funds is an open-end diversified company.

         FAF has prepared and will provide a separate Prospectus relating to the Class A, Class B and Class C shares, the Class D shares, the Class I shares, the Class Y shares, the Class Z shares, the Institutional Investor shares, the Reserve shares, and the Piper Jaffray shares of the Funds. These Prospectuses can be obtained by writing Quasar Distributors, LLC at 615 East Michigan Street, Milwaukee, WI 53202, or by calling First American Funds Investor Services at 800 677-FUND.

         The Bylaws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the board of directors convene shareholders' meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the President or Treasurer of FAF. Within 30 days after receipt of the demand, the board of directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 40 days after receipt of the demand, all at the expense of FAF. In addition, the 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

         This Statement of Additional Information may also refer to affiliated investment companies, including: First American Investment Funds, Inc. ("FAIF"); First American Strategy Funds, Inc. ("FASF"); and eight separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc.--II, American Strategic Income Portfolio Inc.--III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select Portfolio Inc., American Income Fund, Inc. and First American Minnesota Municipal Income Fund II, Inc.), collectively referred to as the First American Closed-End Funds ("FACEF").

                             INVESTMENT RESTRICTIONS

         Each Fund is classified under the 1940 Act as a diversified series of an open-end management investment company. This classification cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. The 1940 Act currently requires that, as a diversified fund, a Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the outstanding securities of any one issuer, or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government or any agency or instrumentality thereof, securities of other investment companies, and cash and cash items (including receivables).

         In addition to the investment objective and policies set forth in the Prospectuses and under the caption "Additional Information Concerning Fund Investments" below, the Funds are subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act.

FUNDAMENTAL INVESTMENT RESTRICTIONS

         None of the Funds will:

         1. Concentrate its investments in a particular industry, except that there shall be no limitation on the purchase of obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. For purposes of this limitation, the U.S. Government and state or municipal governments and their political subdivisions, are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

         4.       Invest for the primary purpose of control or management.

         5. Purchase physical commodities or contracts relating to physical commodities.

         6. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

         7. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

         8. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         For purposes of applying the limitation set forth in number 1 above, according to the current interpretation by the Securities and Exchange Commission, the Fund would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry.

         For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, the Funds are not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of such Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

         For purposes of applying the limitation set forth in number 6 above, there are no limitations with respect to unsecured loans made by the Fund to an unaffiliated party. However, when the Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section 18(f), the Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan. The Fund currently does not intend to make loans, unsecured or otherwise, except to the extent that investments in debt securities in accordance with Rule 2a-7 (as discussed below under "Additional Restrictions") would be deemed to be loans.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         The following restrictions are non-fundamental and may be changed by FAF's board of directors without a shareholder vote.

         The Funds will not:

         1.       Sell securities short.

         2. Borrow money in an amount exceeding 10% of a Fund's total assets. The Funds will not borrow money for leverage purposes. For the purpose of this investment restriction, the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. A Fund will not make additional investments while its borrowings exceed 5% of total assets.

         3. Invest more than 10% of their net assets in illiquid securities.

ADDITIONAL RESTRICTIONS

         The Funds may not invest in obligations of any affiliate of U.S. Bancorp, including U.S. Bank.

         FAF has received an exemptive order (Investment Company Act Release No. 22589 dated March 28, 1997) from the Securities and Exchange Commission under which short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Advisor. U.S. Treasury Money Market Fund will not invest in repurchase agreements.

         FAF has also received an exemptive order (Investment Company Act Release No. 25526 dated April 15, 2002) from the Securities and Exchange Commission which permits the Funds to participate in an interfund lending program pursuant to which the Funds and other funds advised by the Advisor may lend money directly to each other for emergency or temporary purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders because they rarely need to borrow cash to meet redemptions). The duration of any loans made under the interfund lending program will be limited to the time required to receive payment for the securities sold, but in no event more than 7 days. All loans will be callable by the lending fund on one business day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the board of directors of the participating funds.

         The Funds are subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities that are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by each Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the board of directors of FAF to determine that the Funds' investments present only "minimal credit risk" and are Eligible Securities. The board of directors of FAF has established written guidelines and procedures for the Advisor and oversees the Advisor's determination that the Funds' portfolio securities present only "minimal credit risk" and are Eligible Securities.

         Rule 2a-7 requires, among other things, that each Fund may not invest, other than in United States "Government Securities" (as defined in the 1940
Act), more than 5% of its total assets in securities issued by the issuer of the security; provided that the applicable Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that each Fund may not invest, other than in United States Government securities, (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than the greater of 1% of its total assets or $1,000,000 in Second Tier Securities of any one issuer.

NONPUBLIC DISCLOSURE

         The Funds' board of directors has adopted policies and procedures (the "Disclosure Policies"), which prohibit the release of information concerning portfolio holdings, or information derived therefrom ("Nonpublic Holdings Information"), that has not been made public through SEC filings or the website. Different exceptions to this prohibition are made depending on the type of third party that receives the Nonpublic Holdings Information. The Disclosure Policies are designed to prevent he use of portfolio holdings information to trade against the Funds, or otherwise use the information in a way that would harm the Funds, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

         The Funds are not subject to the Disclosure Policies because they hold only short-term money market securities that generally do not vary significantly in value over short periods of time. Because of the types of securities held by the Funds, the Funds' portfolio holdings information would not be subject to the types of misuses that the Disclosure Policies are designed to prevent.


               ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS

         The principal investment strategies of the Funds are set forth in the Funds' current Prospectuses under "Fund Summaries." This section describes in additional detail certain of the Funds' principal investment strategies and other non-principal investment strategies. The Funds have attempted to identify investment strategies that will be employed in pursuing their investment objectives. However, in the absence of an affirmative limitation, a Fund may utilize any strategy or technique that is consistent with its investment objective. The Funds do not anticipate that any such strategy or technique would exceed 5% of its assets absent specific identification of that practice. Additional information concerning the Funds' investment restrictions is set forth above under "Investment Restrictions."

         If a percentage limitation referred to in this SAI or in the Prospectuses is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitations on illiquid investments and borrowing from banks.

         The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Funds invest. All securities in each Fund's portfolio are purchased with and payable in United States dollars.

MUNICIPAL SECURITIES

         Tax Free Obligations Fund invests in municipal securities as a principal investment strategy. Municipal securities include municipal bonds and other debt securities issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Section includes short-term municipal notes and other commercial paper issued by the states and their political subdivision.

         Two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligation. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

         Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Fund may invest.

         Tax Free Obligations Fund's investment in municipal bonds and other debt obligations that are purchased from financial institutions such as commercial and investment banks, savings associations and insurance companies may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax.

         In addition, Tax Free Obligations Fund may invest in other federal income tax-free securities such as (i) tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues, (ii) bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds, (iii) variable and floating rate obligations including variable rate demand notes and (iv) participation, trust and partnership interests in any of the foregoing obligations.

         Tax Free Obligations Fund may also invest up to 20% of its total assets in municipal securities, the interest on which is treated as an item of tax preference that is included in alternative minimum taxable income for purposes of calculating the alternative minimum tax.

FUNDING AGREEMENTS

         Prime Obligations Fund may invest in funding agreements as a non-principal investment strategy. Funding agreements are contracts issued by insurance companies that guarantee a return of principal plus some amount of interest. Funding agreements purchased by Prime Obligations Fund will typically be short-term and provide an adjustable rate of interest.

LOAN PARTICIPATIONS

         Prime Obligations Fund may invest in loan participation interests as a principal investment strategy. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, a Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. If Prime Obligations Fund invests in loan participation interests that can be sold within a seven-day period, the interests are deemed by the Advisor to be liquid investments. If Prime Obligations Fund invests in loan participation interests that are restricted from being sold within a seven-day period, the interests are deemed by the Advisor to be illiquid investments and therefore subject to the Fund's non-fundamental policy limiting investments in illiquid securities to not more than 10% of net assets.

SECTION 4(2) AND RULE 144A SECURITIES

         The securities in which Prime Obligations Fund and Tax Free Obligations Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933. Such securities, if they meet the criteria for liquidity established by the board of directors, will be considered liquid. Consequently, Prime Obligations Fund and Tax Free Obligations Fund do not intend to subject such securities to the 10% limitation applicable to investments in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

FOREIGN SECURITIES

         Prime Obligations Fund may invest as a principal investment strategy in dollar-denominated obligations of U.S. branches of foreign banks, foreign branches of domestic banks, foreign banks, and foreign corporations. In addition, the obligations in which Tax Free Obligations Fund may be guaranteed by, or backed by letters of credit issued by, foreign banks or corporations.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

         In addition, there may be less publicly available information about a foreign bank or company than about a United States domiciled bank or company. Foreign banks and companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic banks and companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. Various provisions of federal law governing the establishment and operation of domestic branches of foreign banks do not apply to foreign branches of domestic banks. Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

UNITED STATES GOVERNMENT SECURITIES

         Each Fund may invest in securities issued or guaranteed as to principal or interest by the United States Government, or agencies or instrumentalities of the United States Government. Making such investments is a principal investment strategy for each Fund other than Tax Free Obligations Fund. These investments include direct obligations of the United States Treasury such as United States Treasury bonds, notes, and bills. The Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, Government Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the United States Government and various instrumentalities which have been established or sponsored by the United States Government. Except for United States Treasury securities, these United States Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

         United States Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United States Treasury obligations. A Fund's investments in STRIPS will be limited to components with maturities of less than 397 days and the Funds will not actively trade such components.

REPURCHASE AGREEMENTS

         Each Fund other than U.S. Treasury Money Market Fund may engage in repurchase agreements with respect to any of its portfolio securities as a principal investment strategy. U.S. Treasury Money Market Fund may not enter into repurchase agreements. In a repurchase agreement, a Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a mutually agreed upon time and price. The Funds may engage in repurchase agreements with any member bank of the Federal Reserve System or dealer in United States Government securities. Repurchase agreements usually are for short periods, such as under one week, not to exceed 30 days. In all cases, the Advisor must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of bankruptcy of the other party to a repurchase agreement, a Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss.

CREDIT ENHANCEMENT AGREEMENTS

         Prime Obligations Fund and Tax Free Obligations Fund, as a non-principal investment strategy, may arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, "Guarantees") for the purpose of further securing the payment of principal and/or interest on such Funds' investment securities. Although each investment security, at the time it is purchased, must meet such Funds' creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, "Guarantors") when the Advisor, through yield and credit analysis, deems that credit enhancement of certain of such Funds' securities is advisable. As a non-fundamental policy, Prime Obligations Fund and Tax Free Obligations Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of such Fund's total assets.

PUT OPTIONS

         Prime Obligations Fund and Tax Free Obligations Fund, as a non-principal investment strategy, may purchase securities that provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligations. Such a right to resell, which is commonly known as a "put," may be sold, transferred or assigned only with the underlying security or securities. A Fund may pay a higher price for a security with a put than would be paid for the same security without a put. The primary purpose of purchasing such securities with puts is to permit the Funds to be as fully invested as practicable securities while at the same time providing the Funds with appropriate liquidity.

VARIABLE AND FLOATING RATE OBLIGATIONS

         Certain of the obligations in which Prime Obligations Fund, Government Obligations Fund and Tax Free Obligations Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice. Variable or floating rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days. The Funds determine the maturity of variable or floating rate instruments in accordance with Securities and Exchange Commission ("SEC") rules that allow the Funds to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

BANK OBLIGATIONS

         As noted in the Prospectuses, Prime Obligations Fund invests as a principal investment strategy in U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million, including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances. In connection with Prime Obligation Fund's purchase of variable rate certificates of deposit ("CDs"), the Fund may enter into agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option. Time deposits which may be purchased by the Fund are deposits held in foreign branches of United States banks which have a specified term or maturity. The Fund purchases CDs from only those domestic savings and loan institutions which are regulated by the Office of Thrift Supervision and the Federal Deposit Insurance Corporation ("FDIC"), and whose deposits are insured by either the Savings Association Insurance Fund or the Bank Insurance Fund, each of which is administered by the FDIC. However, because the Fund purchases large denomination CDs, it does not expect to benefit materially from such insurance.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, each of the Funds other than U.S. Treasury Money Market Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, bank or other institutional borrowers of securities. Only Government Obligations Fund does so as a principal investment strategy. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from a shareholder's gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the board of directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. When a Fund lends portfolio securities, it continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to U.S. Bank) in connection with these loans.

         U.S. Bancorp Asset Management may act as securities lending agent for the Funds and receive separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting it to provide such services and receive such compensation.

ASSET-BACKED SECURITIES

         Prime Obligations Fund may invest in asset-backed securities as a non-principal investment strategy. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         Each Fund may purchase securities on a when-issued or delayed delivery basis, although none of the Funds do so as a principal investment strategy. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Funds do not receive income from these securities until such securities are delivered. Each Fund will also establish a segregated account with its custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. A Fund will not purchase securities on a when issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund's net assets would be so invested.

MONEY MARKET FUNDS

         Each of the Funds may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund. U.S. Treasury Money Market Fund invests in the securities of other money market funds as a principal investment strategy. The other Funds do so as a non-principal investment strategy. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by their shareholders. The money market funds in which the Funds may invest include other money market funds advised by the Advisor. Investments by a Fund in other money market funds advised by the Advisor are subject to certain restrictions contained in an exemptive order issued by the SEC.


                               PORTFOLIO TURNOVER

         The Funds generally intend to hold their portfolio securities to maturity. In certain instances, however, a Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. A Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because each Fund invests in short-term securities and manages its portfolio as described above in "Investment Restrictions" and "Additional Information Concerning Fund Investments" and, as set forth "Fund Summaries" sections of the Funds' Prospectuses, each Fund's portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Funds invest and because the transactional costs are small, the high turnover is not expected to materially affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, and, therefore, each Fund's turnover rate for reporting purposes will be zero.


                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FAF are listed below, together with their business addresses and their principal occupations during the past five years. Under Minnesota law, FAF's board of directors is generally responsible for the overall operation and management of FAF. The board of directors consists entirely of directors who are not "interested persons" of FAF, as that term is defined in the 1940 Act ("Independent Directors").

INDEPENDENT DIRECTORS

                                                                                      NUMBER OF
NAME,                                                                                 PORTFOLIOS IN       OTHER
ADDRESS, AND      POSITION(s) TERM OF OFFICE                                          FUND COMPLEX        DIRECTORSHIPS
YEAR OF BIRTH     HELD        AND LENGTH OF            PRINCIPAL OCCUPATION(s)        OVERSEEN BY         HELD BY
                  WITH FUND   TIME SERVED              DURING PAST 5 YEARS            DIRECTOR            DIRECTOR*
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Benjamin R.       Director    Term expiring earlier    Retired; Senior Financial      First American      None
Field III,                    of death, resignation,   Advisor, Bemis Company, Inc.   Funds Complex:
P.O. Box 1329,                removal,                 from 2002 to March 2003;       eleven registered
Minneapolis,                  disqualification, or     Senior Vice President, Chief   investment
Minnesota                     successor duly elected   Financial Officer and          companies,
55440-1329                    and qualified.           Treasurer, Bemis, through      including 55
(1938)                        Director of FAF since    2002                           portfolios
                              September 2003

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Roger A.          Director    Term expiring earlier    Retired; Vice President,       First American      None
Gibson,                       of death, resignation,   Cargo - United Airlines,       Funds Complex:
P.O. Box 1329,                removal,                 from July 2001 through July    eleven registered
Minneapolis,                  disqualification, or     2004; Vice President, North    investment
Minnesota                     successor duly elected   America-Mountain Region for    companies,
55440-1329                    and qualified.           United Airlines (1995-2001)    including 55
(1946)                        Director of FAF since                                   portfolios
                              October 1997

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Victoria J.       Director    Term expiring earlier    Investment consultant and      First American      None
Herget,                       of death, resignation,   non-profit board member        Funds Complex:
P.O. Box 1329,                removal,                 since 2001; Managing           eleven registered
Minneapolis,                  disqualification, or     Director of Zurich Scudder     investment
Minnesota                     successor duly elected   Investments through 2001       companies,
55440-1329                    and qualified.                                          including 55
(1951)                        Director of FAF since                                   portfolios
                              September 2003

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Leonard W.        Director    Term expiring earlier    Owner, Executive and           First American      None
Kedrowski,                    of death, resignation,   Management Consulting, Inc.,   Funds Complex:
P.O. Box 1329,                removal,                 a management consulting        eleven registered
Minneapolis,                  disqualification, or     firm; Board member, GC         investment
Minnesota                     successor duly elected   McGuiggan Corporation (dba     companies,
55440-1329                    and qualified.           Smyth Companies), a label      including 55
(1941)                        Director of FAF since    printer; former Chief          portfolios
                              November 1993            Executive Officer, Creative
                                                       Promotions International,
                                                       LLC, a promotional award
                                                       programs and products
                                                       company, through October
                                                       2003; Advisory Board Member,
                                                       Designer Doors, a
                                                       manufacturer of designer
                                                       doors, through 2002
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

                                                                                      NUMBER OF
NAME,                                                                                 PORTFOLIOS IN       OTHER
ADDRESS, AND      POSITION(s) TERM OF OFFICE                                          FUND COMPLEX        DIRECTORSHIPS
YEAR OF BIRTH     HELD        AND LENGTH OF            PRINCIPAL OCCUPATION(s)        OVERSEEN BY         HELD BY
                  WITH FUND   TIME SERVED              DURING PAST 5 YEARS            DIRECTOR            DIRECTOR*
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Richard K.        Director    Term expiring earlier    Retired; Director, President   First American      Cleveland-Cliffs
Riederer,                     of death, resignation,   and Chief Executive Officer,   Funds Complex:      Inc (a
P.O. Box 1329,                removal,                 Weirton Steel through 2001     eleven registered   producer of
Minneapolis,                  disqualification, or                                    investment          iron ore
Minnesota                     successor duly elected                                  companies,          pellets)
55440-1329                    and qualified.                                          including 55
(1944)                        Director of FAF since                                   portfolios
                              August 2001

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Joseph D.         Director    Term expiring earlier    Owner and President, Strauss   First American      None
Strauss,                      of death, resignation,   Management Company,  a         Funds Complex:
P.O. Box 1329,                removal,                 Minnesota holding company      eleven registered
Minneapolis,                  disqualification, or     for various organizational     investment
Minnesota                     successor duly elected   management business            companies,
55440-1329                    and qualified.           ventures; Owner, Chairman      including 55
(1940)                        Director of FAF since    and Chief Executive Officer,   portfolios
                              September 1991           Community Resource
                                                       Partnerships, Inc., a
                                                       corporation engaged in
                                                       strategic planning,
                                                       operations management,
                                                       government relations,
                                                       transportation planning and
                                                       public relations; attorney
                                                       at law; Partner and
                                                       Chairman, Excensus, LLC, a
                                                       demographic services company

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Virginia L.       Chair;      Chair term three         Owner and President,           First American      None
Stringer,         Director    years.  Director term    Strategic Management           Funds Complex:
P.O. Box 1329,                expiring earlier of      Resources, Inc.,  a            eleven registered
Minneapolis,                  death, resignation,      management consulting firm;    investment
Minnesota                     removal,                 Executive Consultant for       companies,
55440-1329                    disqualification, or     State Farm Insurance Cos.      including 55
(1944)                        successor duly elected                                  portfolios
                              and qualified. Chair
                              of FAF's Board since
                              September 1997;
                              Director of FAF since
                              September 1987

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
James M. Wade,    Director    Term expiring earlier    Owner and President, Jim       First American      None
P.O. Box 1329,                of death, resignation,   Wade Homes, a homebuilding     Funds Complex:
Minneapolis,                  removal,                 company, since 1999            eleven registered
Minnesota                     disqualification, or                                    investment
55440-1329                    successor duly elected                                  companies,
(1943)                        and qualified.                                          including 55
                              Director of FAF since                                   portfolios
                              August 2001
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

EXECUTIVE OFFICERS

                                          TERM OF OFFICE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
NAME, ADDRESS, AND      POSITION(s) HELD  AND LENGTH OF
YEAR OF BIRTH           WITH FUND         TIME SERVED
----------------------- ----------------- -------------------- --------------------------------------------------------
Thomas S. Schreier,     President         Re-elected by the    Chief Executive Officer of U.S. Bancorp Asset
Jr., U.S. Bancorp                         Board annually;      Management, Inc. since May 2001; Chief Executive
Asset Management,                         President of FAF     Officer of First American Asset Management from
Inc.,                                     since February 2001  December 2000 to May 2001 and of Firstar Investment &
800 Nicollet Mall,                                             Research Management Company from February 2001 to May
Minneapolis,                                                   2001; prior thereto, Senior Managing Director and Head
Minnesota 55402                                                of Equity Research of U.S. Bancorp Piper Jaffray.
(1962) *
----------------------- ----------------- -------------------- --------------------------------------------------------

                                          TERM OF OFFICE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
NAME, ADDRESS, AND      POSITION(s) HELD  AND LENGTH OF
YEAR OF BIRTH           WITH FUND         TIME SERVED
----------------------- ----------------- -------------------- --------------------------------------------------------
Mark S. Jordahl,        Vice President    Re-elected by the    Chief Investment Officer of U.S. Bancorp Asset
U.S. Bancorp Asset      - Investments     Board annually;      Management, Inc. since September 2001; President and
Management, Inc.                          Vice President  --   Chief Investment Officer, ING Investment Management --
800 Nicollet Mall,                        Investments of FAF   Americas, September 2000 to June 2001; prior thereto,
Minneapolis,                              since September      Senior Vice President and Chief Investment Officer,
Minnesota 55402                           2001                 ReliaStar Financial Corp
(1960) *

----------------------- ----------------- -------------------- --------------------------------------------------------
Jeffery M. Wilson,      Vice President    Re-elected by the    Senior Vice President of U.S. Bancorp Asset
U.S. Bancorp Asset      - Administration  Board annually;      Management, Inc. since May 2001; prior thereto, Senior
Management, Inc.                          Vice President --    Vice President of First American Asset Management.
800 Nicollet Mall,                        Administration of
Minneapolis,                              FAF since March
Minnesota 55402                           2000
(1956) *

----------------------- ----------------- -------------------- --------------------------------------------------------
Charles D. Gariboldi,   Treasurer         Re-elected by the    Mutual Funds Treasurer, U.S. Bancorp Asset Management,
U.S. Bancorp Asset                        Board annually;      Inc., since October 2004; prior thereto, Vice
Management, Inc.                          Treasurer of FAF     President for investment accounting and fund treasurer
800 Nicollet Mall,                        since December 2004  of Thrivent Financial for Lutherans.
Minneapolis,
Minnesota 55402
(1959) *

----------------------- ----------------- -------------------- --------------------------------------------------------
Jill M. Stevenson,      Assistant         Re-elected by the    Assistant Treasurer, U.S. Bancorp Asset Management,
U.S. Bancorp Asset      Treasurer         Board annually;      Inc. since September 2005; Director, Senior Project
Management, Inc.                          Assistant            Manager, U.S. Bancorp Asset Management, Inc. from May
800 Nicollet Mall,                        Treasurer of FAF     2003 to September 2005; prior thereto, Vice President,
Minneapolis, MN 55402                     since September      Director of Operations, Paladin Investment Associates,
(1965)*                                   2005                 LLC.

----------------------- ----------------- -------------------- --------------------------------------------------------
David H. Lui,           Chief Compliance  Re-elected by the    Chief Compliance Officer of U.S. Bancorp Asset
U.S. Bancorp Asset      Officer           Board annually;      Management, Inc. since March 2005; Chief Compliance
Management, Inc.                          Chief Compliance     Officer, Franklin Advisors, Inc. and Chief Compliance
800 Nicollet Mall,                        Officer of FAF       Counsel, Franklin Templeton Investments from March
Minneapolis, MN 55402                     since                2004 to March 2005; prior thereto, Vice President,
(1960) *                                  March 2005           Charles Schwab & Co., Inc.

----------------------- ----------------- -------------------- --------------------------------------------------------
Kathleen L.             Secretary         Re-elected by the    Deputy General Counsel, U.S. Bancorp Asset Management
Prudhomme,                                Board annually;      since November 2004; prior thereto, Partner, Dorsey &
U.S. Bancorp Asset                        Secretary of FAF     Whitney LLP, a Minneapolis- based law firm.
Management, Inc.                          since December
800 Nicollet Mall,                        2004; Assistant
Minneapolis,                              Secretary of FAF
Minnesota 55402                           from September
(1953) *                                  1998 through
                                          December 2004

----------------------- ----------------- -------------------- --------------------------------------------------------
Brett L. Agnew,         Assistant         Re-elected by the    Attorney, U.S. Bancorp Asset Management, Inc., since
U.S. Bancorp Asset      Secretary         Board annually;      August 2004; Senior Counsel, Thrivent Financial for
Management, Inc.                          Assistant            Lutherans from 2001 to August 2004; prior thereto,
800 Nicollet Mall                         Secretary of FAF     consultant, Principal Financial Group.
Minneapolis, Minnesota                    since December 2004
55402 (1971)*
----------------------- ----------------- -------------------- --------------------------------------------------------

                                          TERM OF OFFICE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
NAME, ADDRESS, AND      POSITION(s) HELD  AND LENGTH OF
YEAR OF BIRTH           WITH FUND         TIME SERVED
----------------------- ----------------- -------------------- --------------------------------------------------------
James D. Alt,           Assistant         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis-based law
50 South Sixth          Secretary         Board annually;      firm.
Street, Suite 1500,                       Assistant
Minneapolis,                              Secretary of FAF
Minnesota 55402 (1951)                    since December
                                          2004; Secretary of
                                          FAF from June 2002
                                          through December
                                          2004; Assistant
                                          Secretary of FAF
                                          from September 1998
                                          through June 2002

----------------------- ----------------- -------------------- --------------------------------------------------------
James R. Arnold,        Assistant         Re-elected by the    Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan         Secretary         Board annually;      March 2002; Senior Administration Services Manager,
Street, Milwaukee, WI                     Assistant            UMB Fund Services, Inc. through March 2002.
53202 (1957)*                             Secretary of FAF
                                          since September
                                          June 2003

----------------------- ----------------- -------------------- --------------------------------------------------------
Douglas G. Hess,        Assistant         Re-elected by the    Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan         Secretary         Board annually;      November 2002; prior thereto, Assistant Vice
Street, Milwaukee, WI                     Assistant            President, Fund Compliance Administrator, U.S. Bancorp
53202 (1967) *                            Secretary of FAF     Fund Services LLC.
                                          since September
                                          2001
----------------------- ----------------- -------------------- --------------------------------------------------------

* Messrs. Schreier, Jordahl, Wilson, Gariboldi, Lui, Agnew, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and administrator for FAF. Messrs. Arnold and Hess are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as transfer agent for FAF.

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

         There are currently three standing committees of the FAF board of directors: Audit Committee, Pricing Committee and Governance Committee. References to the "Funds" in the committee descriptions below are to the Fund and each of the other series of FAF. All committee members are Independent Directors.

                                                                                               NUMBER OF FUND COMPLEX
                                                                                                 COMMITTEE MEETINGS
                                                                                                  HELD DURING FAF'S
                               COMMITTEE FUNCTION                      COMMITTEE MEMBERS         FISCAL PERIOD ENDED
                                                                                                       8/31/05
---------------- ------------------------------------------------ ---------------------------- ------------------------
Audit Committee  The purposes of the Committee are (1) to            Leonard W. Kedrowski                 7
                 oversee the Funds' accounting and financial                (Chair)
                 reporting policies and practices, their             Benjamin R. Field III
                 internal controls and, as appropriate, the           Richard K. Reiderer
                 internal controls of certain service                Virginia L. Stringer
                 providers; (2) to oversee the quality of the            (ex-officio)
                 Funds' financial statements and the
                 independent audit thereof; (3) to assist Board
                 oversight of the Funds' compliance with legal
                 and regulatory requirements; and (4) to act as
                 a liaison between the Funds' independent
                 auditors and the full board of directors.  The
                 Audit Committee, together with the board of
                 directors, has the ultimate authority and
                 responsibility to select, evaluate and, where
                 appropriate, replace the outside auditor (or
                 to nominate the outside auditor to be proposed
                 for shareholder approval in any proxy
                 statement).

---------------- ------------------------------------------------ ---------------------------- ------------------------
Pricing          The Committee is responsible for valuing           Roger A. Gibson (Chair)               2
Committee        portfolio securities for which market               Benjamin R. Field III
                 quotations are not readily available, pursuant          James M. Wade
                 to procedures established by the board of           Virginia L. Stringer
                 directors.                                              (ex-officio)
---------------- ------------------------------------------------ ---------------------------- ------------------------

                                                                                               NUMBER OF FUND COMPLEX
                                                                                                 COMMITTEE MEETINGS
                                                                                                  HELD DURING FAF'S
                               COMMITTEE FUNCTION                      COMMITTEE MEMBERS         FISCAL PERIOD ENDED
                                                                                                       8/31/05
---------------- ------------------------------------------------ ---------------------------- ------------------------
Governance       The Committee has responsibilities relating to    Joseph D. Strauss (Chair)              4
Committee        (1) Board and Committee composition                     James M. Wade
                 (including, interviewing and recommending to         Victoria J. Herget
                 the Board nominees for election as directors;       Virginia L. Stringer
                 reviewing the independence of all independent           (ex-officio)
                 directors; reviewing Board composition to
                 determine the appropriateness of adding
                 individuals with different backgrounds or
                 skills; reporting to the Board on which
                 current and potential members of the Audit
                 Committee qualify as Audit Committee Financial
                 Experts; recommending a successor to the Board
                 Chair when a vacancy occurs; consulting with
                 the Board Chair on Committee assignments; and
                 in anticipation of the Board's request for
                 shareholder approval of a slate of directors,
                 recommending to the Board the slate of
                 directors to be presented for Board and
                 shareholder approval); (2) Committee structure
                 (including, at least annually, reviewing each
                 Committee's structure and membership and
                 reviewing each Committee's charter and
                 suggesting changes thereto); (3) director
                 education (including developing an annual
                 education calendar; monitoring independent
                 director attendance at educational seminars
                 and conferences; developing and conducting
                 orientation sessions for new independent
                 directors; and managing the Board's education
                 program in a cost-effective manner); and (4)
                 governance practices (including reviewing and
                 making recommendations regarding director
                 compensation and director expenses; monitoring
                 director investments in the Funds; monitoring
                 compliance with director retirement policies;
                 reviewing compliance with the prohibition from
                 serving on the board of directors of mutual
                 funds that are not part of the First American
                 Fund Complex; if requested, assisting the
                 Board Chair in overseeing self-evaluation
                 process; in collaboration with outside
                 counsel, developing policies and procedures
                 addressing matters which should come before
                 the Committee in the proper exercise of its
                 duties; reviewing the Board's adherence to
                 industry "best practices;" reviewing and
                 recommending changes in Board governance
                 policies, procedures and practices; reporting
                 the Committee's activities to the Board and
                 making such recommendations; reviewing and, as
                 appropriate; recommending that the Board make
                 changes to the Committee's charter).
---------------- ------------------------------------------------ ---------------------------- ------------------------

         The Governance Committee will consider shareholder recommendations for director nominees in the event there is a vacancy on the board of directors or in connection with any special shareholders meeting which is called for the purpose of electing directors. FAF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.

         A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Ms. Stringer) or the Chair of the Governance Committee (Mr. Strauss), in either case at First American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a minimum, the recommendation should include:

         o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

         o a statement concerning whether the person is "independent" within the meaning of New York Stock Exchange and American Stock Exchange listing standards and is not an "interested person" as defined in the Investment Company Act of 1940;

         o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

         o the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

         The recommendation also can include any additional information that the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing directors.

FUND SHARES OWNED BY THE DIRECTORS

         The information in the table below discloses the dollar ranges of (i) each director's beneficial ownership in the Fund, and (ii) each director's aggregate beneficial ownership in all funds within the First American Funds complex. All of the directors of FAF are Independent Directors.

                                  DOLLAR RANGE OF EQUITY                    AGGREGATE DOLLAR RANGE OF EQUITY
NAME OF DIRECTOR                    SECURITIES IN FUND                SECURITIES IN THE FIRST AMERICAN FUNDS COMPLEX*
---------------------------------------------------------------------------------------------------------------------
Benjamin Field                          Over $100,000                                Over $100,000
Leonard Kedrowski                            $0                                      Over $100,000
Roger Gibson                                 $0                                      Over $100,000
Victoria Herget                              $0                                      Over $100,000
Joseph Strauss                          $1 - $10,000                                 Over $100,000
Richard Riederer                        $1 - $10,000                                 Over $100,000
Virginia Stringer                    $50,001 - $100,000                              Over $100,000
James Wade                              Over $100,000                                Over $100,000

---------
* The dollar range disclosed is based on the value of the securities as of December 31, 2005.

         As of December 31, 2005, none of the independent directors or their immediate family members owned, beneficially, or of record, any securities in
(i) an investment advisor or principal underwriter of the Fund or (ii) a person (other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

COMPENSATION

         The First American Family of Funds, which includes FAIF, FAF, FASF, and FACEF, currently pays directors who are not paid employees or affiliates of the Funds an annual retainer of $40,000 ($80,000 in the case of the Chair). The Fund Review Liaison receives an additional annual retainer of $15,000. In addition, directors are paid the following fees for attending Board and committee meetings:

         o $5,000 per day for in-person attendance at Board of Directors meetings ($10,000 in the case of the Chair);

         o $2,500 per day for telephonic attendance at Board of Directors meetings ($5,000 in the case of the Chair);

         o $2,500 for in-person attendance at any committee meeting ($4,250 for the Audit Committee Chair, $3,750 for other committee chairs);

         o $1,250 for telephonic attendance at any committee meeting ($2,125 for the Audit Committee Chair, $1,875 for other committee chairs); and

         o $2,500 for in-person attendance at any opening executive session ($5,000 in the case of the Chair).

         Directors also receive $2,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, directors are reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on Fund business and to attend mutual fund industry conferences or seminars. The amounts specified in this paragraph are allocated among the funds in the First American Family of Funds.

         The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on Fund assets and liabilities and will not obligate the Funds to retain any director or pay any particular level of compensation. The Funds do not provide any other pension or retirement benefits to directors.

         Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Assistant Secretary of FAIF, FAF, FASF, and FACEF, is a partner.

         The following table sets forth information concerning aggregate compensation paid to each director of FAF (i) by FAF (column 2), and (ii) by FAIF, FAF, FASF, and FACEF collectively (column 5) during the fiscal period ended August 31, 2005. All of the directors of FAF are Independent Directors. No executive officer or affiliated person of FAF received any compensation from FAF in excess of $60,000 during such fiscal period. Amounts set forth in the table are for an eleven month period because the Funds' fiscal year end changed from September 30 to August 31, effective August 31, 2005.

                                    AGGREGATE          PENSION OR                                 TOTAL COMPENSATION
                                    COMPENSATION       RETIREMENT BENEFITS   ESTIMATED ANNUAL     FROM REGISTRANT AND
NAME OF PERSON, POSITION            FROM               ACCRUED AS PART OF    BENEFITS UPON        FUND COMPLEX PAID TO
                                    REGISTRANT (1)     FUND EXPENSES         RETIREMENT           DIRECTORS (2)
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Benjamin R. Field III, Director        $ 64,553               -0-                   -0-               $115,625
Roger A. Gibson, Director                56,309               -0-                   -0-                103,750
Victoria J. Herget, Director             55,830               -0-                   -0-                100,000
Leonard W. Kedrowski, Director           66,914               -0-                   -0-                133,125
Richard K. Riederer, Director            62,809               -0-                   -0-                112,500
Joseph D. Strauss, Director              52,341               -0-                   -0-                 93,750
Virginia L. Stringer, Director &        103,285               -0-                   -0-                185,000
Chair
James M. Wade, Director                  55,830               -0-                   -0-                100,000

----------
(1) Included in the Aggregate Compensation From Registrant are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors:
Roger A. Gibson, $14,577; and Leonard W. Kedrowski, $66,914.

(2) Included in the Total Compensation are amounts deferred for the following directors pursuant to the Deferred Compensation Plan: Roger A. Gibson, $29,000; and Leonard W. Kedrowski, $133,125.


                                 CODE OF ETHICS

         First American Funds, Inc., U.S. Bancorp Asset Management, Inc, and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.

              INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS

INVESTMENT ADVISOR

         U.S. Bancorp Asset Management, Inc. (the "Advisor"), 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds. The Advisor is a wholly owned subsidiary of U.S. Bank, 800 Nicollet Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At September 30, 2005, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of approximately $207 billion, consolidated deposits of $121 billion and shareholders' equity of $19.9 billion.

         Pursuant to an Investment Advisory Agreement, dated January 20, 1995 (the "Advisory Agreement"), the Funds engaged U.S. Bank, through its First American Asset Management division ("FAAM"), to act as investment advisor for and to manage the investment of the series of FAF then in existence. The Advisory Agreement was assigned to the Advisor on May 2, 2001. Under the terms of the Advisory Agreement, each Fund has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.10% of the Fund's average daily net assets (before any waivers).

         The Advisory Agreement requires the Advisor to arrange, if requested by FAF, for officers or employees of the Advisor to serve without compensation from the Funds as directors, officers, or employees of FAF if duly elected to such positions by the shareholders or directors of FAF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds' investment policies, subject to review by the board of directors of FAF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds' distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAF's board of directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds' investments and to discharge its duties as investment advisor of the Funds.

         In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the board of directors or the investment objectives and policies of the Funds. The Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

         The Advisor has contractually agreed to waive fees and reimburse expenses for each of the Funds as set forth in the Funds' Prospectuses. Additionally, the Advisor may, at its option, waive additional fees, or reimburse expenses, with respect to each of the Funds from time to time. Any such additional waiver or reimbursement is voluntary and may be discontinued at any time unless otherwise set forth in the Prospectus. In addition, with respect to such voluntary waivers or reimbursements, the Advisor may retain the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

         The following table sets forth total advisory fees before waivers and after waivers for the Funds for the fiscal years ended September 30, 2002, September 30, 2003 and September 30, 2004, and fiscal period ended August 31, 2005.

                    FISCAL YEAR ENDED         FISCAL YEAR ENDED           FISCAL YEAR ENDED         FISCAL PERIOD ENDED
                    SEPTEMBER 30, 2002        SEPTEMBER 30, 2003          SEPTEMBER 30, 2004           AUGUST 31, 2005
                 ------------------------- -------------------------- --------------------------- --------------------------
                  ADVISORY     ADVISORY      ADVISORY     ADVISORY      ADVISORY      ADVISORY     ADVISORY      ADVISORY
                 FEE BEFORE    FEE AFTER    FEE BEFORE    FEE AFTER    FEE BEFORE    FEE AFTER    FEE BEFORE    FEE AFTER
                   WAIVERS      WAIVERS      WAIVERS       WAIVERS      WAIVERS       WAIVERS       WAIVERS      WAIVERS
                 ------------ ------------ ------------- ------------ ------------- ------------- ------------ -------------
Government       $ 8,585,347  $ 7,118,193   $ 9,711,183  $ 7,946,409    $3,190,211   $ 1,508,409  $ 3,673,847   $ 1,728,410
Obligations
Fund

Prime             63,970,910   58,404,244    54,458,861   49,926,688    16,477,817    13,416,171   14,300,359    11,455,335
Obligations
Fund

Tax Free           4,708,957    3,878,157     4,536,661    3,662,403     1,485,974       670,761    1,766,058       815,326
Obligations
Fund

Treasury          33,016,698   27,605,671    34,140,087   27,942,371    10,183,651     5,115,657    8,655,805     4,499,387
Obligations
Fund

U.S. Treasury            N/A          N/A           N/A          N/A           N/A           N/A      241,732        82,778
Money Market
Fund *

----------
* U.S. Treasury Money Market Fund commenced operations on October 25, 2004.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

         In addition to the contingent deferred sales charge payments and the distribution, service and transfer agency fees described in the prospectus and elsewhere in this Statement of Additional Information, the Advisor and/or Quasar Distributors, LLC (the "Distributor") may make additional payments out of its own assets to selected institutions that sell shares of First American Funds (such as brokers, dealers, banks, registered investment advisors, retirement plan administrators and other institutions) under the categories described below for the purpose of promoting the sale of fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services. These categories are not mutually exclusive, and a single institution may receive payments under all categories. These payments may create an incentive for an institution or its representatives to recommend or offer shares of the fund or other First American Funds to its customers. These additional payments are made pursuant to agreements with institutions and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the Fund as shown in the "Fund Summaries" section of the prospectus.

         Marketing Support Payments. The Advisor and/or Distributor may make payments to certain institutions that are registered as holders or dealers of record for accounts in one or more of the First American Funds. An institution's marketing support services may include business planning assistance, advertising, educating the institution's personnel about the First American Funds and shareholder financial planning needs, placement on the institution's preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the institution. The Advisor and/or Distributor compensates institutions differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing support and educational activities provided by the institution. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

         The payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the Advisor and/or Distributor.

         Except as described below, in the case of any one institution, marketing support payments are not expected, with certain limited exceptions, to exceed 0.45% of the average net assets of First American Funds' retail mutual funds attributable to that institution on an annual basis.

         Transaction Support Payments. The types of payments that the Advisor and/or Distributor may make under this category include, among others, one time payments for ancillary services such as setting up funds on an institution's mutual fund trading system.

         Program Servicing Payments. The Advisor and/or Distributor may also make payments to certain institutions that sell First American Fund shares through retirement plans and other investment programs to compensate institutions for a variety of services they provide to such programs. An institution may perform program services itself or may arrange with a third party to perform program services. In addition to participant record keeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Payments by the Advisor and/or Distributor for program servicing support to any one institution are not expected, with certain limited exceptions, to exceed 0.45% of the total assets in the program on an annual basis.

         In addition, the Advisor and/or Distributor may make one-time or periodic payments to selected institutions receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of First American Funds on the institution's system. The amounts of these payments may cause the aggregate amount of the program servicing payments to such institution on an annual basis to exceed the amounts set forth above.

         Other Payments. From time to time, the Advisor and/or Distributor, at its expense, may provide additional compensation to institutions that sell or arrange for the sale of shares of the fund(s). Such compensation may include financial assistance to institutions that enable the Advisor and/or Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other institution employees, client and investor events and other institution-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event.

         The Advisor and/or Distributor routinely sponsors due diligence meetings for registered representatives during which they receive updates on various First American Funds and are afforded the opportunity to speak with portfolio managers. Invitations to these meetings are not conditioned on selling a specific number of shares. Those who have shown an interest in First American Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by the Advisor and/or Distributor.

         Certain employees of the Advisor and its affiliates may receive cash compensation from the Advisor and/or the Distributor in connection with establishing new client relationships with the First American Funds. Total compensation of such employees with marketing and/or sales responsibilities is based in part on their generation of new client relationships, including new client relationships with the First American Funds. Other employees of the Advisor and its affiliates may receive a one-time referral fee from the Advisor and/or the Distributor for new business to the First American Funds based on a percentage of the annual revenue generated by the new client relationship. Such compensation will not exceed 10% of the annual revenue generated, up to a maximum of $10,000.

         In addition to payments to institutions described above, the Advisor and/or Distributor, at the direction of a retirement plan's sponsor, may reimburse or pay direct expenses of the plan that would otherwise be payable by the plan.

         Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. The Advisor and/or Distributor makes payments for events it deems appropriate, subject to its internal guidelines and applicable law. You can ask your institution for information about any payments it receives from the Advisor and/or Distributor and the services it provides for those payments.

         Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

ADMINISTRATOR

         U.S. Bancorp Asset Management, Inc. (the "Administrator") serves as administrator pursuant to an Administration Agreement between the Administrator and the Funds, dated as of July 1, 2005. Under the Administration Agreement, the Administrator provides, or compensates others to provide, services to the Funds. These services include various oversight and legal services, accounting services and shareholder services. The Funds pay the Administrator fees which are calculated daily and paid monthly, equal to each Fund's pro rata share of an amount equal, on an annual basis, to 0.10% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.085% on the next $17 billion of aggregate average daily assets, 0.070% on the next $25 billion of aggregate average daily assets, and 0.050% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $50 billion. (For purposes of the Administration Agreement, the First American fund family includes all series of FAF, FAIF and FASF.) The Administrator pays a portion of such fees to U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, WI 53202, pursuant to a Sub-Administration Agreement dated July 1, 2005 whereby USBFS provides various sub-administration services. USBFS is a subsidiary of U.S. Bancorp.

         Prior to July 1, 2005, the Administrator and USBFS acted as Co-Administrators pursuant to a Co-Administration Agreement among FAF, the Administrator and USBFS. The services provided by, and the fees paid to, USBFS pursuant to the Co-Administration Agreement included transfer agency fees and services. As of July 1, 2005, transfer agency services and fees paid to USBFS are covered in a separate Transfer Agency and Shareholder Servicing Agreement between USBFS and FAF. Under the Co-Administration Agreement each Fund paid the Administrator and USBFS fees which were calculated daily and paid monthly, equal to that Fund's pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.235% on the next $17 billion of aggregate average daily net assets, 0.22% on the next $25 billion of aggregate average daily net assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $50 billion. (For purposes of the Administration Agreement, the First American fund family included all series of FAF, FAIF and FASF. In addition, the Funds paid annual fees of $18,500 per CUSIP, shareholder account maintenance fees of $9 to $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.

         The following table sets forth total administrative fees (including fees paid to USBFS through June 30, 2005 for transfer agency services provided under the Co-Administration Agreement), after waivers, paid by each of the Funds listed below to the Administrator and USBFS for the fiscal years ended September 30, 2002, September 30, 2003 and September 30, 2004, and the fiscal period ended August 31, 2005:

                                    FISCAL YEAR ENDED      FISCAL YEAR ENDED       FISCAL YEAR ENDED      FISCAL PERIOD ENDED
                                   SEPTEMBER 30, 2002     SEPTEMBER 30, 2003      SEPTEMBER 30, 2004       AUGUST 31, 2005
-----------------------------      ------------------     ------------------      ------------------      ------------------
Government Obligations Fund              $ 2,941,090             $4,177,089             $ 4,141,566             $ 4,774,388
Prime Obligations Fund                    21,526,137             25,093,209              20,989,263              17,560,927
Tax Free Obligations Fund                  1,728,109              2,033,861               1,940,403               2,300,756
Treasury Obligations Fund                 12,035,207             14,725,456              13,228,234              11,314,702
U.S. Treasury Money Market                       N/A                    N/A                     N/A                 313,538
Fund *

----------
* U.S. Treasury Money Market Fund commenced operations on October 25, 2004.

         Effective August 1, 2003, FAF entered into a Shareholder Service Plan and Agreement with USBAM, under which USBAM agreed to provide FAF, or enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y, and Piper Jaffray shares. FAF also entered into such an agreement with USBAM on May 4, 2005, with respect to the Treasury Obligations Fund Reserve shares. Effective July 1, 2005, FAF entered into a new such agreement with USBAM covering all of Class A, Class D, Class I, Class Y, Piper Jaffray and Reserve shares. This July 1, 2005 agreement has been amended to add Institutional Investor shares.

         In these agreements, USBAM agreed that the services provided pursuant to the Shareholder Service Plan and Agreement will in no event be primarily intended to result in the sale of Fund shares. Pursuant to the Amended Shareholder Service Plan and Agreement, the Funds have agreed to pay USBAM a fee at an annual rate of 0.25% of the average net asset value of the Class A, Class D, Class Y, Piper Jaffray and Reserve shares, a fee at an annual rate of

0.20% of the average net asset value of the Class I shares, and a fee at an annual rate of 0.10% of the average net asset value of the Institutional Investor shares computed daily and paid monthly. Because Institutional Investor shares have not been offered prior to the date of this SAI, no shareholder servicing fees have been paid to USBAM with respect to Institutional Investor shares. During the fiscal years ended September 30, 2003 and September 30, 2004, and the fiscal period ended August 31, 2005, the Funds paid to USBAM shareholder servicing fees in the following amounts:

     FISCAL YEAR ENDED SEPTEMBER 30, 2003

                                           CLASS A         CLASS D          CLASS I            CLASS Y      PIPER JAFFRAY
                                         ---------       ----------        ---------         ----------     -------------
     Government Obligations Fund         $   29,114      $  370,483              N/A         $  698,344     $   210,894
     Prime Obligations Fund                  49,342         320,223        $ 473,306          2,923,535       2,059,762
     Tax Free Obligations Fund               54,113           9,023              N/A            398,146         157,685
     Treasury Obligations Fund              576,320       2,409,569              N/A          1,621,105         193,203

     FISCAL YEAR ENDED SEPTEMBER 30, 2004

                                           CLASS A        CLASS D         CLASS I           CLASS Y      PIPER JAFFRAY
                                         ----------     -----------     ----------        -----------    -------------

     Government Obligations Fund         $  368,855     $ 2,024,219            N/A        $ 4,212,629     $   897,479
     Prime Obligations Fund               2,972,256       1,899,622     $3,076,046         14,685,630       8,942,525
     Tax Free Obligations Fund              395,504          50,301            N/A          2,260,004         649,086
     Treasury Obligations Fund            3,083,227      13,260,610            N/A          8,633,259         234,885

     FISCAL PERIOD ENDED AUGUST 31, 2005

                                          CLASS A         CLASS D        CLASS I          CLASS Y        RESERVE      PIPER JAFFRAY
                                         ----------     -----------     ----------      -----------      --------     -------------
     Government Obligations Fund         $  374,831     $ 2,347,787            N/A      $ 4,743,646          N/A        $   673,990
     Prime Obligations Fund               2,810,597       1,523,382     $2,527,816       11,587,003          N/A          7,067,032
     Tax Free Obligations Fund              347,677          42,283            N/A        1,988,335          N/A            496,404
     Treasury Obligations Fund            2,672,706      10,832,247            N/A        6,636,201      $ 7,079*            80,566
     U.S. Treasury Money Market Fund         11,079          57,560            N/A          534,523          N/A                N/A
     **

----------
* Reserve shares of Treasury Obligations Fund commenced operations on August 31, 2005.

**  U.S. Treasury Money Market Fund commenced operations on October 25, 2004.

         Prior to August 1, 2003, the Distributor performed services with respect to the Class A shares (formerly Class S shares), pursuant to a Shareholder Service Plan and Agreement, that were similar to the shareholder services now performed by the Administrator. The following table sets forth the total shareholder servicing fees, after waivers, paid by Class A shares of the Funds for the fiscal years/periods ended September 30, 2002 and July 31, 2003:


                                                                     CLASS A SHARES
                                                               SHAREHOLDER SERVICING FEES
                                                               --------------------------
                                                                                         PERIOD FROM
                                                       FISCAL YEAR ENDED              OCTOBER 1, 2002 TO
                                                      SEPTEMBER 30, 2002                 JULY 31, 2003
                                                      ------------------              ------------------
Government Obligations Fund                               $   259,791                    $  167,790
Prime Obligations Fund                                         54,936                        96,714
Tax Free Obligations Fund                                     723,003                       402,570
Treasury Obligations Fund                                   4,666,349                     2,993,331

TRANSFER AGENT

         USBFS serves as the Funds' transfer agent pursuant to a Transfer Agency and Shareholder Servicing Agreement between USBFS and the Funds dated July 1, 2005. Pursuant to the Transfer Agency and Shareholder Servicing Agreement, the Funds pay transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. The Funds also pay a fee equal, on an annual basis, to 0.10% of each Fund's average daily net assets for Class A shares and 0.05% for all other share classes as compensation for providing certain shareholder services and to reimburse USBFS for its payments to institutions with which it has contracted to establish and service omnibus accounts. In addition, USBFS is reimbursed for its out-of-pocket expenses incurred while providing services to the Funds.

         For the period July 1 -- August 31, 2005, transfer agent fees paid to USBFS by the Funds were:

                                           TRANSFER AGENT FEES
                                           -------------------
Government Obligations Fund                     $  389,451
Prime Obligations Fund                           1,444,643
Tax Free Obligations Fund                          167,158
Treasury Obligations Fund                          946,125
U.S. Treasury Money Market Fund                     89,915

DISTRIBUTOR

         Quasar Distributors, LLC ("Quasar" or the "Distributor") serves as the distributor for the Funds' shares pursuant to distribution agreements applicable to the various share classes. These agreements are referred to collectively as the "Distribution Agreements." The Distributor is a wholly owned subsidiary of U.S. Bancorp.

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The shares of the Funds are distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         U.S. Bancorp Investment Services, Inc. ("USBI"), a broker-dealer affiliated with the Advisor, is a Participating Institution. The Advisor pays USBI up to 0.25% of the portion of each Fund's average daily net assets attributable to Class Y shares for which USBI is responsible, in connection with USBI's provision of shareholder support services. Such amounts paid to USBI by the Advisor will not affect any agreement by the Advisor to limit expenses of each Fund.

         Under the Distribution Agreements, the Funds pay the Distributor distribution and/or shareholder servicing fees in connection with Class A, Class B, Class C, Class D, Reserve and Piper Jaffray shares. The Distributor also receives contingent deferred sales charges received upon redemptions of Class B and Class C shares. The Distributor receives no compensation for distribution or shareholder servicing of the Class I, Class Y, Class Z, and Institutional Investor shares.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAF and by the vote of the majority of those Board members of FAF who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF's Rule 12b-1 Plans of Distribution or in any agreement related to such plans.

         Quasar received and retained the following compensation from each Fund listed below during the Fund's most recent fiscal year ended September 30, 2004.

                                      NET UNDERWRITING     COMPENSATION ON
                                       DISCOUNTS AND       REDEMPTIONS AND         BROKERAGE
                                        COMMISSIONS          REPURCHASES          COMMISSIONS      OTHER COMPENSATION*
                                        -----------          -----------          -----------      -------------------
Government Obligations Fund                 None                 None                 None            $  1,767,690
Prime Obligations Fund                      None                 None                 None               5,876,619
Tax Free Obligations Fund                   None                 None                 None                 569,989
Treasury Obligations Fund                   None                 None                 None              11,189,446

----------
* Compensation received for distribution and servicing pursuant to the Funds' Rule 12b-1 Plan.

         Quasar received the following compensation from each Fund listed below during the Fund's most recent fiscal period ended August 31, 2005.

                                      NET UNDERWRITING     COMPENSATION ON
                                       DISCOUNTS AND       REDEMPTIONS AND         BROKERAGE
                                        COMMISSIONS          REPURCHASES          COMMISSIONS      OTHER COMPENSATION*
                                        -----------          -----------          -----------      -------------------
Government Obligations Fund                 None                 None                 None            $  2,248,922
Prime Obligations Fund                      None                 None                 None               3,476,279
Tax Free Obligations Fund                   None                 None                 None                 509,238
Treasury Obligations Fund                   None                 None                 None               8,675,646
U.S. Treasury Money Market Fund **          None                 None                 None                  45,597

---------
* Compensation received for distribution and servicing pursuant to the Funds' Rule 12b-1 Plan.

** U.S. Treasury Money Market Fund commenced operations on October 25, 2004.


         FAF has also adopted Plans of Distribution with respect to the Class A, Class B, Class C, Class D, Reserve and Piper Jaffray shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. Each of the Plans is a "compensation-type" plan under which the Distributor is entitled to receive the fees payable regardless of whether its actual distribution expenses are more or less than the amount of the fees. The distribution fees under the Plans are used for the primary purpose of compensating broker-dealers for their sale of fund shares. The shareholder servicing fees payable under the Plans are used for the primary purpose of compensating third parties for their provision of services to fund shareholders.

         The Class A shares pay to the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of the Class A shares. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class A shares. This fee is calculated and paid each month based on average daily net assets of Class A shares of each Fund for that month.

         The Class B shares pay to the Distributor a shareholder-servicing fee at the annual rate of 0.25% of the average daily net assets of the Class B shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B shares beginning one year after purchase. The shareholder-servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. The Class B Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B Shares. The distribution fee is intended to compensate the distributor for advancing a commission to institutions purchasing Class B Shares.

         The Class C shares pay to the Distributor a shareholder-servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class C shares. This fee is calculated and paid each month based on average daily net assets of the Class C shares. The Class C shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C shares. The Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase.

         The Class D shares of each Fund pay a distribution fee to the Distributor monthly at the annual rate of 0.15% of each Fund's Class D share average daily net assets. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class D shares. This fee is calculated and paid each month based on average daily net assets of Class D shares of each Fund for that month.

         The Reserve shares pay to the Distributor a distribution fee at an annual rate of 0.50% of the average daily net assets of the Reserve shares. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Reserve shares. This fee is calculated and paid each month based on average daily net assets of Reserve shares of the Treasury Obligations Fund for that month.

         The Piper Jaffray shares pay to the Distributor a distribution fee at the annual rate of 0.25% of the average daily net assets of Piper Jaffray shares. The fee may be used by the Distributor to compensate Piper Jaffray & Co. for providing distribution-related services with respect to the Piper Jaffray shares. This fee is calculated and paid each month based on average daily net assets of the Piper Jaffray shares.

         The Class B and C Plans authorize the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B and C shares, respectively, except that portion which is reallowed to Participating Institutions. The Plans recognize that the Distributor, any Participating Institution, the Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs in connection with the distribution or shareholder servicing of Class A, Class B, Class C, Class D, Reserve and Piper Jaffray shares of the Funds. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Advisor at any time.

         The following tables set forth the total Rule 12b-1 fees, after waivers, paid to Quasar by each of the Funds listed below, by share class, for the fiscal years ended September 30, 2002, September 30, 2003 and September 30, 2004, and fiscal period ended August 31, 2005:

                      FISCAL YEAR ENDED SEPTEMBER 30, 2002

                                      PIPER JAFFRAY            CLASS B               CLASS C             CLASS D
                                      -------------           --------              --------           -----------
Government Obligations Fund           $  1,354,669                *                     *              $   867,669
Prime Obligations Fund                  14,612,148            $ 77,980              $ 23,316             1,163,042
Tax Free Obligations Fund                1,202,948                *                     *                   35,057
Treasury Obligations Fund                  424,243                *                     *                6,288,410


                      FISCAL YEAR ENDED SEPTEMBER 30, 2003

                                        CLASS A          CLASS B          CLASS C        CLASS D         PIPER JAFFRAY
                                       --------          -------          -------       ----------       -------------
Government Obligations Fund            $  29,114            *                *          $1,174,266        $ 1,328,590
Prime Obligations Fund                    49,342         $95,450          $72,716        1,174,723         12,493,168
Tax Free Obligations Fund                 54,123            *                *              33,132            996,041
Treasury Obligations Fund                576,320            *                *           8,008,662            929,632


                      FISCAL YEAR ENDED SEPTEMBER 30, 2004

                                       CLASS A           CLASS B          CLASS C         CLASS D        PIPER JAFFRAY
                                      ----------         -------          -------       ----------       -------------
Government Obligations Fund           $  368,855            *                *          $1,214,532        $   897,479
Prime Obligations Fund                 2,972,256         $67,174          $73,501        1,139,773          8,942,525
Tax Free Obligations Fund                395,504            *                *              30,181            649,086
Treasury Obligations Fund              3,083,227            *                *           7,956,366            234,885


                       FISCAL PERIOD ENDED AUGUST 31, 2005

                                         CLASS A      CLASS B        CLASS C        CLASS D         RESERVE      PIPER JAFFRAY
                                       ----------     --------      --------      -----------      ---------     -------------
Government Obligations Fund            $  374,831        *              *          $ 1,408,672        *           $  673,990
Prime Obligations Fund                  2,810,597     $112,544       $123,454          914,029        *            7,067,032
Tax Free Obligations Fund                 347,677        *              *               25,370        *              496,404
Treasury Obligations Fund               2,672,706        *              *            6,499,348     $14,1857**         80,566
U.S. Treasury Money Market Fund ***        11,079        *              *               34,536        *                 *

----------
* The Fund did not offer this class of shares during the period indicated. ** Reserve shares of Treasury Obligations Fund commenced operations on August
    31, 2005.
*** U.S. Treasury Money Market Fund commenced operations on October 25, 2004.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         Custodian. U.S. Bank (the "Custodian") acts as custodian of the Funds' assets and portfolio securities pursuant to a Custodian Agreement between First Trust National Association ("First Trust") and the Funds. First Trust's rights and obligations under the Custodian Agreement were assigned to U.S. Bank pursuant to an Assignment and Assumption Agreement between First Trust and U.S. Bank. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Funds and to delivering or disposing of them pursuant to the Funds' order.

         Independent Registered Public Accounting Firm. Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, serves as the Funds' independent registered public accounting firm, providing audit services, including audits of the annual financial statements.


                                  PROXY VOTING

         The Funds invest exclusively in non-voting securities.


                             PORTFOLIO TRANSACTIONS

         As the Funds' portfolios are exclusively composed of debt, rather than equity securities, most of the Funds' portfolio transactions are effected with dealers without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Funds, the Advisor seeks the most favorable net price consistent with the best execution. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Advisor to accept a particular price for a security because the price offered by the dealer meets guidelines for profit, yield, or both. The Funds may authorize the Advisor to place brokerage orders with some brokers who help distribute the Funds' shares, if the Advisor reasonably believes that transaction quality and commissions, if any, are comparable to that available from other qualified brokers.

         Decisions with respect to placement of the Funds' portfolio transactions are made by the Advisor. The primary consideration in making these decisions is efficiency in executing orders and obtaining the most favorable net prices for the Funds. Most Fund transactions are with the issuer or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish brokerage and research products and services to the Advisor. Such brokerage and research products and services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy.

         The research products and services may allow the Advisor to supplement its own investment research activities and enable the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions.

         The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for brokerage and research products and services provided to the Advisor, except as noted below. The Advisor may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with brokerage and research products and services, which the Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that any Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the Funds.

         No Fund effects brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with its Advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the board of directors. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliate broker-dealer normally gives to others.

         When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions will produce better executions for each client.

         During the fiscal year ended September 30, 2004, the Funds paid no brokerage commissions to affiliated brokers. At September 30, 2004, Prime Obligations Fund held securities of broker-dealers which are deemed to be "regular brokers or dealers" of the Funds under the 1940 Act (or of such broker-dealers' parent companies) in the following amounts:

                  Citicorp (commercial paper)                          $         319,707,000
                  Goldman Sachs (commercial paper)                               250,000,000
                  UBS Warburg (commercial paper)                                 128,719,000
                  Bank of America (notes)                                        200,000,000
                  Bear Stearns (notes)                                           400,000,000
                  Goldman Sachs (notes)                                          177,000,000
                  Morgan Stanley (notes)                                         445,000,000
                  CS First Boston (Yankee certificate of deposit)               399,943,000

         During the fiscal period ended August 31, 2005, the Funds paid no brokerage commissions to affiliated brokers. At August 31, 2005, the following Funds held securities of broker-dealers which are deemed to be "regular brokers or dealers" of the Funds under the 1940 Act (or of such broker-dealers' parent companies) in the following amounts:

                                               Prime Obligations     Tax Free Obligations    U.S. Treasury Money
                                                      Fund                   Fund                Market Fund
                                                      ----                   ----                -----------
CS First Boston (certificates of deposit)        $  450,000,000               N/A                     N/A
Deutsche Bank (certificates of deposit)             272,500,000               N/A                     N/A
Societe Generale (certificate of deposit)           100,000,000               N/A                     N/A
UBS (certificate of deposit)                         50,000,000               N/A                     N/A
Bear Stearns (note)                                 400,000,000               N/A                     N/A
Goldman Sachs (note)                                177,000,000               N/A                     N/A
Wachovia (notes)                                    170,336,000               N/A                     N/A
ABN AMRO (municipal securities)                       N/A                $ 175,595,000                N/A
Goldman Sachs (money market fund)                     N/A                     N/A                   $804,000


                                  CAPITAL STOCK

         Each share of the Funds' $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

         Each share of the Funds has one vote. On some issues, such as the election of directors, all shares of all FAF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.

         The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

         As of January 23, 2006, the directors and officers of FAF as a group owned less than one percent of each Fund's outstanding shares and the Funds were aware that the persons set forth in the following table owned of record five percent or more of the outstanding shares of each class of stock of the Funds. Because Institutional Investor shares have not been offered prior to the date of this SAI, there were no outstanding Institutional Investor shares of any Fund on January 23, 2006.

                                                                                                                   PIPER
                                       CLASS A  CLASS B   CLASS C  CLASS D   CLASS I  CLASS Y   CLASS Z  RESERVE   JAFFRAY
-------------------------------------- -------  -------   -------  -------   -------  -------   -------  -------   -------
GOVERNMENT OBLIGATIONS FUND

BAND & CO                              50.72%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                              24.52%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

U.S. BANK NA                           21.18%
ATTN TINA EUMURIAN
800 NICOLLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

BAND & CO                                                          99.79%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                             64.13%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                             17.39%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

U.S. BANK NA                                                                          15.17%
ATTN TINA EUMURIAN
800 NICOLLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

BAND & CO                                                                                       60.68%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

                                                                                                                   PIPER
                                       CLASS A  CLASS B   CLASS C  CLASS D   CLASS I  CLASS Y   CLASS Z  RESERVE   JAFFRAY
-------------------------------------- -------  -------   -------  -------   -------  -------   -------  -------   -------
BAND & CO                                                                                       39.32%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

PIPER JAFFRAY INC                                                                                                  100.00%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMERS
ATTN MUTUAL FUND OPERATIONS
800 NICOLLET MALL
MINNEAPOLIS MN 55402-4303

PRIME OBLIGATIONS FUND

BAND & CO                              37.77%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

FBS INVESTMENT INC                     27.54%
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
ATTN MONEY FUND UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS MN 55402-7020

U.S. BANK NA                           18.34%
ATTN TINA EUMURIAN
800 NICOLLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

BAND & CO                              12.62%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

PIPER JAFFRAY FOR THE SOLE BENEFIT              14.23%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

U.S. BANCORP INVESTMENTS INC.                    6.01%
100 SOUTH FIFTH STREET SUITE 1400
MINNEAPOLIS MN 55402-1217

BAND & CO                                                 36.12%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

WELLS FARGO INVESTMENTS LLC                               17.59%
608 SECOND AVENUE SOUTH 8TH FL
MINNEAPOLIS MN 55402-1916

STERLING TRUST CO TR                                       7.92%
OVERTURF MOTORS CO INC 401K
1380 LAWRENCE ST STE 1400
DENVER CO 80204-2000

                                                                                                                   PIPER
                                       CLASS A  CLASS B   CLASS C  CLASS D   CLASS I  CLASS Y   CLASS Z  RESERVE   JAFFRAY
-------------------------------------- -------  -------   -------  -------   -------  -------   -------  -------   -------
BAND & CO                                                          99.69%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                    51.67%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                    42.51%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                             54.48%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

U.S. BANK NA                                                                          19.38%
ATTN TINA EUMURIAN
800 NICOLLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

BAND & CO                                                                             14.98%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

PIPER JAFFRAY INC                                                                      6.59%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMERS
ATTN MUTUAL FUND OPERATIONS
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

BAND & CO                                                                                       49.81%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                       36.98%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

PIPER JAFFRAY INC                                                                                                  100.00%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMERS
ATTN MUTUAL FUND OPERATIONS
800 NICOLLET MALL
MINNEAPOLIS MN 55402-4303

                                                                                                                   PIPER
                                       CLASS A  CLASS B   CLASS C  CLASS D   CLASS I  CLASS Y   CLASS Z  RESERVE   JAFFRAY
-------------------------------------- -------  -------   -------  -------   -------  -------   -------  -------   -------
TAX FREE OBLIGATIONS FUND

BAND & CO                              37.64%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

U.S. BANK NA                           27.03%
ATTN TINA EUMURIAN
800 NICOLLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

FBS INVESTMENT SERVICES INC            26.89%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN MONEY FUNDS UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS MN 55402-7020

BAND & CO                                                          100.00%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                             76.87%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

U.S. BANK NA                                                                          12.03%
ATTN TINA EUMURIAN
800 NICOLLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

BAND & CO                                                                              8.47%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                       66.76%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

                                                                                                                    PIPER
                                       CLASS A  CLASS B   CLASS C  CLASS D   CLASS I  CLASS Y   CLASS Z  RESERVE   JAFFRAY
-------------------------------------- -------  -------   -------  -------   -------  -------   -------  -------   --------
MELLON BANK                                                                                     12.80%
ATTN PAMELA PALMER
1 MELLON CTR STE 0425
PITTSBURGH PA  15258

FBS INVESTMENT SERVICES INC                                                                      6.64%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN MONEY FUNDS UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS MN 55402-7020

PIPER JAFFRAY INC                                                                                                  100.00%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMERS
ATTN MUTUAL FUND OPERATIONS
800 NICOLLET AMLL
MINNEAPOLIS MN 55402-7000

TREASURY OBLIGATIONS FUND

BAND & CO                              56.38%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                              42.14%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                          99.66%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                             49.33%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                             28.06%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

U.S. BANK NA                                                                          19.57%
ATTN TINA EUMURIAN
800 NICOLLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

BAND & CO                                                                                       34.03%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787


                                       CLASS A  CLASS B   CLASS C  CLASS D   CLASS I  CLASS Y   CLASS Z  RESERVE   PIPER
                                                                                                                   JAFFRAY
-------------------------------------- -------- --------- -------- --------- -------- --------- -------- --------- --------
BAND & CO                                                                                       32.08%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BEAR STEARNS SECURITIES CORP                                                                    24.04%
ATTN DENISE DILORENZO-SIEGE
ONE METROTECH CENTER NORTH
BROOKLYN NY  11201-3870

BEAR STEARNS SECURITIES CORP                                                                     8.89%
ATTN DENISE DILORENZO-SIEGE
ONE METROTECH CENTER NORTH
BROOKLYN NY  11201-3870

U.S. BANK NA                                                                                             53.99%
ATTN TINA EUMURIAN
800 NICOLLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

BAND & CO                                                                                                30.34%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

FBS INVESTMENT SERVICES INC                                                                              15.64%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN MONEY FUNDS UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS MN 55402-7020

PIPER JAFFRAY INC                                                                                                  100.00%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMERS
ATTN MUTUAL FUND OPERATIONS J07N05
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

U.S. TREASURY MONEY MARKET FUND

BAND & CO                              97.84%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                          100.00%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                             70.52%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787


                                                                                                                    PIPER
                                       CLASS A  CLASS B   CLASS C  CLASS D   CLASS I  CLASS Y   CLASS Z  RESERVE   JAFFRAY
-------------------------------------- -------  -------   -------  -------   -------  -------   -------  --------  -------
BAND & CO                                                                             29.48%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

FIRST AMERICAN FUNDS                                                                            99.81%
ATTN MIKE BUTALA BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The public offering price of the shares of a Fund generally equals the Fund's net asset value. The net asset value per share of each Fund is calculated on each day the New York Stock Exchange ("NYSE") is open for business and may be calculated before 3:30 pm Central time if the bond markets close early, as discussed in the prospectuses. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. The Funds will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the Funds' portfolio instruments are open, and the Funds' management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, the Funds' net asset value per share may be affected on days when investors may not purchase or redeem shares. On August 31, 2005, the net asset value per share for the Funds was calculated as set forth below. Because Institutional Investor shares have not been offered prior to the date of this SAI, no information is set forth for such shares.


                                                           Net Assets     /     Shares      =    Net Asset
                                                           (In Dollars)       Outstanding     Value Per Share
                                                                                               (In Dollars)
GOVERNMENT OBLIGATIONS FUND
     Class A                                      $         153,852,054      153,783,728      $       1.00
     Class D                                              1,749,894,002    1,749,912,194              1.00
     Class Y                                              2,458,315,849    2,458,421,533              1.00
     Class Z                                                419,167,689      419,170,104              1.00
     Piper Jaffray                                          286,246,819      286,315,184              1.00

PRIME OBLIGATIONS FUND
     Class A                                      $       1,143,508,187    1,143,547,696      $       1.00
     Class B                                                 10,604,582       10,608,968              1.00
     Class C                                                 12,550,698       12,550,768              1.00
     Class D                                                686,779,014      686,786,163              1.00
     Class I                                              1,979,317,558    1,979,356,770              1.00
     Class Y                                              4,943,677,446    4,943,599,421              1.00
     Class Z                                              3,794,420,625    3,794,432,404              1.00
     Piper Jaffray                                        2,871,806,469    2,871,803,954              1.00

TAX FREE OBLIGATIONS FUND
     Class A                                      $         128,244,589      128,279,554      $       1.00
     Class D                                                 15,692,983       15,693,190              1.00
     Class Y                                                875,414,338      875,419,897              1.00
     Class Z                                                606,603,110      606,619,436              1.00
     Piper Jaffray                                          193,369,836      193,388,029              1.00

                                                           Net Assets     /     Shares      =    Net Asset
                                                           (In Dollars)       Outstanding     Value Per Share
                                                                                               (In Dollars)
TREASURY OBLIGATIONS FUND
     Class A                                      $       1,174,749,611    1,174,727,749      $       1.00
     Class D                                              4,779,060,000    4,779,120,455              1.00
     Class Y                                              3,178,639,614    3,178,675,855              1.00
     Class Z                                                646,481,177      646,482,995              1.00
     Reserve Shares                                       1,033,467,055    1,033,490,244              1.00
     Piper Jaffray                                           34,549,229       34,548,997              1.00

U.S. TREASURY MONEY MARKET FUND
     Class A                                      $           5,229,313        5,229,317      $       1.00
     Class D                                                630,429,397      630,429,799              1.00
     Class Y                                                201,687,086      201,698,902              1.00
     Class Z                                                      1,015            1,017              1.00


                        VALUATION OF PORTFOLIO SECURITIES

         The Funds' portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of the Funds' portfolio instruments based upon their amortized cost and the concomitant maintenance of the Funds' per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, under which the Funds must adhere to certain conditions. The Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less from the date of purchase, and invest only in securities determined by the board of directors to present minimal credit risks and which are of high quality as determined by major rating services, or, in the case of any instrument which is not so rated, which are of comparable quality as determined by the board of directors. The maturities of variable rate demand instruments held in the Funds' portfolio will be deemed to be the longer of the demand period, or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. It is the normal practice of the Funds to hold portfolio securities to maturity and realize par therefore unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The board of directors must establish procedures designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of the Funds to maintain a per share net asset value of $1.00. Such procedures will include review of the Funds' portfolio holdings by the Directors at such intervals as they may deem appropriate, to determine whether the Funds' net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the board of directors determines that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, such as selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.

                                      TAXES

         Each Fund intends to elect each year to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         Each Fund expects to distribute net realized short-term capital gains (if any) once each year, although it may distribute them more frequently, if necessary in order to maintain the Funds' net asset value at $1.00 per share. Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

         Under the Code, each Fund is required to withhold 28% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that the social security number or taxpayer identification number supplied by them is correct and that they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

SPECIAL CONSIDERATIONS FOR TAX FREE OBLIGATIONS FUND

         Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as Tax Free Obligations Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains. Indebtedness may be allocated to shares of Tax Free Obligations Fund even though not directly traceable to the purchase of such shares. Federal tax law also restricts the deductibility of other expenses allocable to shares of Tax Free Obligations Fund.

         For shareholders who are or may become recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

         The Code imposes requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax-exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for certain tax-exempt securities. Tax Free Obligations Fund cannot predict what additional legislation may be enacted that may affect shareholders. The Fund will avoid investment in such tax-exempt securities which, in the opinion of the Advisor, pose a material risk of the loss of tax exemption. Further, if such tax-exempt security in the Fund's portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.


          ADDITIONAL INFORMATION ABOUT PURCHASING AND REDEEMING SHARES

ADDITIONAL CHARGES

         Investment professionals or financial institutions may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual investment professional or financial institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this Statement of Additional Information. Your investment professional or financial institution will provide you with specific information about any processing or service fee you will be charged.

REDEEMING SHARES BY TELEPHONE

         A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer.

         Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning (800) 677-FUND. At the shareholder's request, redemption proceeds will be paid by check and mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. Wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time a Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or taxpayer identification number at the time such request is made. The Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

REDEEMING SHARES BY MAIL

         Shareholders may redeem Fund shares by sending a written request to their investment professional, their financial institution, or the Funds. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Funds, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Funds, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

         o a trust company or commercial bank, the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         o a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or the National Association of Securities Dealers;

         o a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

         The Funds do not accept signatures guaranteed by a notary public.

         The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

REDEEMING SHARES BY CHECKING ACCOUNT -- CLASS A SHARES ONLY

         At the shareholder's request, the Transfer Agent will establish a checking account for redeeming Fund shares. With a Fund checking account, shares may be redeemed simply by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the Transfer Agent presents the check to a Fund. A check may not be written to close an account. If a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's bank. Checks should never be sent to the Transfer Agent to redeem shares. Copies of canceled checks are available upon request. A fee is charged for this service. For further information, contact the Funds.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to 15 calendar days from the purchase date.

SYSTEMATIC EXCHANGE PROGRAM

         You may make automatic monthly exchanges of Class A, Class B, or Class C shares of a Fund for the same class of shares of another First American Fund. To set up a systematic exchange program, you initially purchase an amount of Class A, Class B, or Class C shares equal to the total amount that you wish to invest in the other First American fund. On a monthly basis, the dollar amount of Class A, Class B, or Class C shares that you specify will then be exchanged for shares of the other fund within the same class. Exchanges of Class A shares will be subject to the applicable sales charge imposed by the fund into which you are exchanging. You may wish to execute a letter of intent in connection with a Class A share systematic exchange program. (A letter of intent indicates a non-binding intent to purchase $50,000 or more of fund Class A shares over a 13-month period, which lowers your sales charge. See the prospectus of the fund into which you plan to exchange for more information.) Exchanges of Prime Obligations Fund Class B or Class C shares will not be subject to a contingent deferred sales charge ("CDSC"). However, if you redeem the Prime Obligations Fund Class B or Class C shares in your account, rather than exchange them, they will be subject to a CDSC.

                               SHORT-TERM RATINGS

         The Funds' investments are limited to securities that, at the time of acquisition, are "Eligible Securities." Eligible Securities include securities that are rated by two nationally recognized statistical rating organizations in one of the two highest categories for short-tem debt obligations, such as A-1 or A-2 by Standard & Poor's, or Prime-1 or Prime-2 by Moody's, and unrated securities of comparable quality.

STANDARD & POOR'S

         A-1. A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2. A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

MOODY'S

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.

          o    High rates of return on funds employed.

          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

          Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


                              FINANCIAL STATEMENTS

         The financial statements of FAF included in its Annual Report to shareholders for the fiscal period ended August 31, 2005, are incorporated herein by reference.

                           PART C: OTHER INFORMATION

Item 23.  Exhibits

(a)(1) Amended and Restated Articles of Incorporation, as amended through January 20, 1995 (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 002-74747 and 811-03313)).

(a)(2) Certificate of Designation dated October 2, 1997, designating Class A, B, C and D shares for Tax Free Obligations Fund and Class A shares for Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 25, Filed on October 7, 1997 (File Nos. 002-74747 and 811-03313)).

(a)(3) Certificate of Designation dated March 2, 1998, designating Class A or Retail shares for Government Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 28, Filed on March 3, 1998 (File Nos. 002-74747 and 811-03313)).

(a)(4) Certificate of Designation dated June 1, 2001, designating Class A, Y and S shares of Ohio Tax Free Obligations Fund; Class I and S shares of Prime Obligations Fund; Class S shares of Government Obligations Fund; Class S shares of Treasury Obligations Fund; and Class S shares of Tax Free Obligations Fund (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 002-74747, 811-03313)).

(a)(5) Articles of Amendment to Articles of Incorporation dated November 26, 2001 (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 40, Filed on November 30, 2001 (File Nos. 002-74747, 811-03313)).

(a)(6) Certificate of Designation dated June 5, 2003, designating Class Z shares of Prime Obligations Fund (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 44, Filed on June 6, 2003 (File Nos. 002-74747, 811-03313)).

(a)(7) Certificate of Designation dated December 2003, designating Class Z shares of Government Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos. 002-74747, 811-03313)).

(a)(8) Certificate of Designation dated September 20, 2004, designating Class A, D, Y and Z shares of U.S. Treasury Money Market Fund (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 50, Filed on October 15, 2004 (File Nos. 002-74747, 811-03313)).

(a)(9) Certificate of Designation dated May 5, 2005, designating Reserve shares of Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(i) to the initial registration statement on Form N-14, Filed on May 20, 2005 (File Nos. 333-125098, 811-03313)).

(a)(10) Articles of Amendment to Articles of Incorporation dated August 30, 2005 (Incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 55, Filed on October 28, 2005 (File Nos. 002-74747, 811-03313)).

(a)(11) Form of Certificate of Designation designating Institutional Investor shares of Prime Obligations Fund, Government Obligations Fund, Treasury Obligations Fund, Tax Free Obligations Fund, and U.S. Treasury Money Market Fund. *

(b)      Form of Bylaws, as amended. *

(c)      Not applicable.

(d)(1) Investment Advisory Agreement, dated January 20, 1995, between the Registrant and First Bank National Association (Incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 002-74747, 811-03313)).

(d)(2) Assignment and Assumption Agreement, dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S. Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 51, Filed on November 30, 2004 (File Nos. 002-74747, 811-03313)).

(d)(3) Amendment to Exhibit A to Investment Advisory Agreement effective October 25, 2004 (series and fees) (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 50, Filed on October 15, 2004 (File Nos. 002-74747, 811-03313)).

(d)(4) Expense Limitation Agreement between First American Funds, Inc. and U.S. Bancorp Asset Management, Inc. dated July 1, 2005, effective through October 31, 2006 (Incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 55, Filed on October 28, 2005 (File Nos. 002-74747, 811-03313)).

(d)(5) Amendment to Investment Advisory Agreement dated as of June 21, 2005, permitting First American Funds, Inc. to purchase securities from Piper Jaffray & Co. (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (002-74747, 811-03313)).

(d)(6) Form of Expense Limitation Agreement between First American Funds, Inc. and U.S. Bancorp Asset Management, Inc. with respect to Institutional Investor shares, effective through October 31, 2006. *

(e)(1) Distribution Agreement dated July 1, 2005, between First American Funds, Inc. and Quasar Distributors, LLC. (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (002-74747, 811-03313)).

(e)(2) Form of Dealer Agreement. (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (002-74747, 811-03313)).

(f)(1) Deferred Compensation Plan for Directors Trust Agreement effective January 1, 2000, as amended February 2005 (Incorporated by reference to Exhibit
(8)(a) to initial registration statement on Form N-14, Filed on May 20, 2005 (File Nos. 333-125098, 811-03313)).

(f)(2) Deferred Compensation Plan for Directors Trust Agreement, Amended Summary of Terms dated February 2005 (Incorporated by reference to Exhibit (8)(b) to initial registration statement on Form N-14, Filed on May 20, 2005 (File Nos. 333-125098, 811-03313)).

(g)(1) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association (Incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 002-74747, 811-03313)).

(g)(2) Assignment and Assumption Agreement, dated May 1, 1998, assigning Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 30, Filed on December 2, 1998 (File Nos. 002-74747, 811-03313)).

(g)(3) Supplement to Custodian Agreement dated December 8, 1999 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 33, Filed on November 29, 2000 (File Nos. 002-74747, 811-03313)).

(g)(4) Amendment and Restatement of Compensation Agreement and Amendment to Custodian Agreement dated as of July 1, 2005, between First American Funds, Inc. and U.S. Bank National Association, relating to compensation paid to custodian and transfer taxes and other disbursements. (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(h)(1) Administration Agreement dated as of July 1, 2005, by and between First American Funds, Inc. and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(h)(2) Schedule A to Administration Agreement dated as of July 1, 2005 (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 55, Filed on October 28, 2005 (File Nos. 002-74747, 811-03313)).

(h)(3) Sub-Administration Agreement effective as of July 1, 2005, by and between U.S. Bancorp Asset Management Inc. and U.S. Bancorp Fund Services, LLC. (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(h)(4) Transfer Agent and Shareholder Servicing Agreement dated as of July 1, 2005, by and among First American Funds, Inc., U.S. Bancorp Fund Services, LLC, and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to Exhibit
(h)(4) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(h)(5) Form of Amended Shareholder Service Plan and Agreement effective July 1, 2005, as further amended, between First American Funds, Inc. and U.S. Bancorp Asset Management, Inc. for Class A, Class D, Class I, Class Y, Institutional Investor, Piper Jaffray, and Reserve shares. *

(h)(6) Recordkeeping Agreement dated as of December 1, 2003, between the Registrant and Piper Jaffray & Co., relating to Piper Jaffray shares. (Incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51, Filed on November 30, 2004 (File Nos. 002-74747, 811-03313)).

(i) Form of Opinion and Consent of Dorsey & Whitney pertaining to Institutional Investor shares. *

(j) Consent of Ernst & Young LLP. *

(k) Not applicable.

(l) Not applicable.

(m) Amended and Restated Distribution and Service Plan effective July 1, 2005, for Class A, Class B, Class C, Class D, Piper Jaffray, and Reserve shares. (Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(n) Form of Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 effective July 1, 2005, as further amended, for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z shares, Institutional Investor shares, Reserve shares, and Piper Jaffray shares. *

(o) Reserved.

(p)(1) First American Funds Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley Act, effective September 16, 2004, as amended April 14, 2005. (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 52, Filed on May 20, 2005 (File Nos. 002-74747, 811-03313)).

(p)(2) U.S. Bancorp Asset Management Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, effective January 1, 2005, as amended March 31, 2005. (Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 52, Filed on May 20, 2005 (File Nos. 002-74747, 811-03313)).

(p)(3) Quasar Distributors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, effective September 1, 2005 (Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 55, Filed on October 28, 2005 (File Nos. 002-74747, 811-03313)).

(q) Power of Attorney dated September 15, 2004 (Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 50, Filed on October 15, 2004 (File Nos. 002-74747, 811-03313)).

* Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 25.  Indemnification

The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

Information on the business of the Registrant's investment adviser, U.S. Bancorp Asset Management (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

Thomas S. Schreier, Jr., President and Chief Executive Officer and chair of Board of Directors, U.S. Bancorp Asset Management ("USBAM"), Minneapolis, MN (May 2001 to present); President, First American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF"), First American Strategy Funds, Inc. ("FASF"), and eight closed-end funds advised by USBAM, American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. - II, American Strategic Income Portfolio Inc. - III, American Select Portfolio Inc., American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II, Inc., and American Income Fund, Inc., collectively referred to as the First American Closed-End Funds ("FACEF"), Minneapolis, MN (February 2001 to present).

Mark S. Jordahl, Chief Investment Officer and director on Board of Directors, USBAM, Minneapolis, MN (July 2001 to present); Vice President Investments, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (September 2001 to present).

Charles R. Manzoni, Jr., General Counsel and Secretary and director on Board of Directors, USBAM, Minneapolis, MN (June 2004 to present); Partner, Gardner, Carton & Douglas, Chicago, IL (1998 to June 2004).

Joseph M. Ulrey, III, Chief Financial Officer and director on Board of Directors, USBAM, Minneapolis, MN (December 2004 to present); Interim Chief Operating Officer, Shareholder Services and Fund Treasurer (April 2004 to December 2004); Senior Managing Director, Risk Management and Quantitative Products (1991 to March 2004).

Charles D. Gariboldi, Jr. Treasurer, USBAM, Minneapolis, MN (October 2004 to present); Treasurer, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (December 2004 to present); Vice President, Investment Accounting and Fund Treasurer, Thrivent Financial for Lutherans, Minneapolis, MN (1999 to October 2004).

David H. Lui, Chief Compliance Officer, USBAM, Minneapolis, MN (March 2005 to present); Chief Compliance Officer, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (March 2005 to present); Chief Compliance Officer, Franklin Advisers, Inc. and Chief Compliance Counsel, Franklin Templeton Investments (2004 to February
2005); Vice President, Charles Schwab & Co., Inc. (1992 to 2004).

John P. Kinsella, Senior Vice President and Director of Tax, USBAM, Minneapolis, MN (February 2003 to present); Vice President and Assistant Director of Tax (August 2002 to February 2003).

Item 27.  Principal Underwriters

a) Registrant's distributor, Quasar Distributors, LLC (the "Distributor") Acts as principal underwriter and distributor for the following investment companies:

AIP Alternative Strategies Funds         First American Strategy Funds, Inc.    McIntyre Global Equity Fund

Akros Absolute Return Fund               Fort Pitt Capital Group, Inc.          MDT Funds

Al Frank Funds                           Fund X Funds                           Midanek/Pak Fund

Allied Asset Advisors Funds              Glenmede Fund, Inc.                    Monetta Fund, Inc.

Alpine Equity Trust                      Glenmede Portfolios                    Monetta Trust

Alpine Income Trust                      Greenspring Fund                       MP63 Fund

Alpine Series Trust                      Greenville Small Cap Growth Fund       Muhlenkamp (Wexford Trust)

American Trust Allegiance                Guinness Atkinson Funds                Mutuals.com

Appleton Group                           Harding Loevner Funds                  Mutuals.com Vice Fund

Ascentia Long/Short Fund                 Hennessy Funds, Inc.                   Nicholas Funds

Bowen, Hanes Investment Trust            Hennessy Mutual Funds, Inc.            NorCap Funds, Inc.

Brandes Investment Trust                 Hester Total Return Fund               Optimum Q Funds

Brandywine Blue Funds, Inc.              High Pointe Funds                      Osterweis Funds

Brazos Mutual Funds                      High Pointe Funds                      Perkins Capital Management

Bridges Investment Fund, Inc.            Hotchkis and Wiley Funds               Permanent Portfolio Funds

Buffalo Funds                            Intrepid Capital Management            PIA Funds

Capital Advisors Funds                   Jacob Internet Fund Inc.               PIA Funds

CastleRock Fund                          Jacobs & Company Mutual Fund           Portfolio 21

Chase Funds                              Jensen Portfolio                       Primecap Odyssey Funds

Chase Funds                              Julius Baer Funds                      Prudent Bear Funds, Inc.

Conning Money Market Portfolio           Kensington Funds                       Purisima Funds

Cookson Peirce                           Kiewit Investment Fund L.P.            Rainier Funds

Country Funds                            Kirr Marbach Partners Funds, Inc.      Stephens Small Cap Growth Fund

Cullen Funds                             Leonetti Funds                         Summit Funds

Duncan-Hurst Funds                       Light Revolution Fund                  Teberg Fund

Edgar Lomax Value Fund                   Lighthouse Capital Management          Thompson Plumb (TIM)

Everest Series Funds Trust               LKCM Funds                             TIFF Investment Program, Inc.

FFTW Funds, Inc.                         Masters' Select Fund Trust             Tygh Capital Management

FIMCO Funds                              Matrix Asset Advisors, Inc.            Villere Fund

First American Funds, Inc.               McCarthy Fund                          Women's Equity Fund

First American Investment Funds, Inc.

b) The board members and officers of Quasar Distributors, LLC and their positions or offices with the Registrant are identified in the following table. Unless otherwise noted, the business address for each board member or officer is Quasar Distributors, LLC 615 East Michigan Street, Milwaukee, WI 53202.

Name                                     Position and Offices with              Position and Offices with
                                         Underwriter                            Registrant
---------------------------------------- -------------------------------------- --------------------------------------
James R. Schoenike                       President, Board Member                None

Joe Redwine                              Board Member                           None

Robert Kern                              Board Member                           None
777 East Wisconsin Avenue
Milwaukee, WI  53202

Eric W. Falkeis                          Board Member                           None
777 East Wisconsin Avenue
Milwaukee, WI  53202

Susan L. La Fond                         Chief Financial Officer                None

Andrew M. Strand                         Secretary                              None

Teresa Cowan                             Assistant Secretary                    None


Item 28.  Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc., 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement Nos. 002-74747 and 811-03313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 30th day of January, 2006.

                                         FIRST AMERICAN FUNDS, INC.

                                         By:  /s/ Thomas S. Schreier, Jr.
                                              ----------------------------------
                                              Thomas S. Schreier, Jr., President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures                                    Title
----------                                    -----

/s/ Thomas S. Schreier, Jr.                   President                                     January 30, 2006
------------------------------------
 Thomas S. Schreier, Jr.

/s/ Charles D. Gariboldi                      Treasurer (principal financial/accounting     January 30, 2006
-------------------------------------         officer)
 Charles D. Gariboldi

/s/  *  Virginia L. Stringer                  Chair of the Board and Director               January 30, 2006
-------------------------------------
 Virginia L. Stringer

/s/  *  Benjamin R. Field III                 Director                                      January 30, 2006
-------------------------------------
 Benjamin R. Field III

/s/  *  Roger A. Gibson                       Director                                      January 30, 2006
-------------------------------------
Roger A. Gibson

/s / *  Victoria J. Herget                    Director                                      January 30, 2006
-------------------------------------
Victoria J. Herget

/s/ *  Leonard W. Kedrowski                   Director                                      January 30, 2006
-------------------------------------
Leonard W. Kedrowski

/s/ *  Richard K. Riederer                    Director                                      January 30, 2006
-------------------------------------
Richard K. Riederer

/s/ *  Joseph D. Strauss                      Director                                      January 30, 2006
-------------------------------------
Joseph D. Strauss

/s/ *  James M. Wade                          Director                                      January 30, 2006
-------------------------------------
James M. Wade

*By   /s/ Kathleen L. Prudhomme
         Kathleen L. Prudhomme
         Attorney-in-Fact

*        Pursuant to powers of attorney previously filed.